UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Municipal Income Fund Class A, Class T, Class B and Class C Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	17.6	19.9
California	13.2	15.2
Florida	11.0	11.1
Texas	8.5	7.7
New York	8.1	8.7

Top Five Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.3	34.2
Health Care	15.9	17.7
Transportation	14.5	13.7
Escrowed/Pre-Refunded	10.4	8.2
Electric Utilities	8.2	9.4

Quality Diversification (% of fund's net assets)

As of April 30, 2016
AAA	4.9%
AA,A	76.8%
BBB	8.8%
BB and Below	1.0%
Not Rated	3.7%
Short-Term Investments and Net Other Assets	4.8%

As of October 31, 2015
AAA	3.9%
AA,A	80.6%
BBB	9.8%
BB and Below	1.5%
Not Rated	3.1%
Short-Term Investments and Net Other Assets	1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.1%
	Principal Amount	Value
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	600,000	639,198
Montgomery Med. Clinic Facilities 5% 3/1/33	1,000,000	1,122,870
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,111,820

TOTAL ALABAMA		2,873,888

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	1,400,000	1,684,606
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35 (b)	2,000,000	2,318,760

TOTAL ALASKA		4,003,366

Arizona - 1.6%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	$1,000,000	$1,097,450
5.25% 10/1/20 (FSA Insured)	1,600,000	1,808,304
5.25% 10/1/21 (FSA Insured)	850,000	963,705
5.25% 10/1/26 (FSA Insured)	500,000	563,310
5.25% 10/1/28 (FSA Insured)	1,600,000	1,800,320
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,462,265
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,200,000	1,364,568
Glendale Gen. Oblig. Series 2015, 4% 7/1/20 (FSA Insured)	400,000	447,540
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	787,920
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,079,990
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,620,000	2,220,680
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	500,000	603,545
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	110,000	121,666
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,278,350
5.25% 12/1/22	1,500,000	1,780,635
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	232,265

TOTAL ARIZONA		18,612,513

California - 13.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	1,600,000	1,820,976
California Edl. Facilities Auth. Rev. Series U6, 5% 5/1/45	3,400,000	4,810,354
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (c)	3,800,000	4,025,948
Series 2006:
5% 9/1/33 (Pre-Refunded to 9/1/16 @ 100)	970,000	984,502
5% 9/1/33 (Pre-Refunded to 9/1/16 @ 100)	525,000	532,765
5% 9/1/35 (Pre-Refunded to 9/1/16 @ 100)	190,000	192,841
Series 2007, 5.625% 5/1/20	20,000	20,077
5% 11/1/24	2,400,000	2,549,544
5% 9/1/31 (Pre-Refunded to 9/1/16 @ 100)	1,500,000	1,521,930
5% 9/1/32 (Pre-Refunded to 9/1/16 @ 100)	1,600,000	1,623,392
5% 9/1/35 (Pre-Refunded to 9/1/16 @ 100)	80,000	81,183
5.25% 12/1/33	20,000	20,069
5.25% 4/1/35	2,200,000	2,618,132
5.25% 3/1/38	3,900,000	4,188,639
5.25% 11/1/40	700,000	810,971
5.5% 8/1/27	2,100,000	2,319,324
5.5% 8/1/29	2,800,000	3,089,772
5.5% 8/1/30	2,000,000	2,206,520
5.5% 3/1/40	1,000,000	1,158,640
5.6% 3/1/36	400,000	466,580
6% 3/1/33	4,250,000	5,038,418
6% 4/1/38	5,300,000	6,044,544
6% 11/1/39	11,700,000	13,654,134
6.5% 4/1/33	3,850,000	4,479,591
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	2,000,000	2,294,940
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	28,405
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,375,000	1,564,049
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,280,000	1,460,800
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	3,017,300
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	2,400,000	2,932,992
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,694,272
5% 11/1/21	1,760,000	1,863,699
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,033,530
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,946,211
(Univ. Proj.) Series 2011 B, 5.25% 10/1/27 (Pre-Refunded to 10/1/21 @ 100)	3,500,000	4,272,940
(Various Cap. Proj.) Series 2012 G, 5% 11/1/24	650,000	790,225
(Various Cap. Projs.) Series 2012 A, 5% 4/1/24	3,190,000	3,834,986
Series 2009 G1, 5.75% 10/1/30	600,000	684,408
Series 2009 I:
6.125% 11/1/29	400,000	469,116
6.375% 11/1/34	1,000,000	1,178,320
Series 2010 A, 5.75% 3/1/30	1,000,000	1,159,010
California State Univ. Rev. Series 2009 A, 6% 11/1/40 (Pre-Refunded to 5/1/19 @ 100)	3,400,000	3,919,418
California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,097,540
California Stwd Cmnty. Dev. Auth. Series 2016:
3.25% 5/15/31	520,000	526,677
5% 5/15/29	1,250,000	1,504,800
5% 5/15/30	1,000,000	1,202,860
Long Beach Unified School District Series 2009:
5.5% 8/1/29	60,000	68,528
5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	940,000	1,078,152
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,455,000	1,737,998
Los Angeles Wastewtr. Sys. Rev. Series 2009 A:
5.75% 6/1/34	890,000	1,018,569
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	1,110,000	1,275,823
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,116,180
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,048,330
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,904,000
Oakland Unified School District Alameda County:
Series 2009 A, 6.25% 8/1/18	1,815,000	2,021,801
Series 2015 A, 5% 8/1/29 (FSA Insured)	1,395,000	1,695,260
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	604,820
Series B, 0% 8/1/39	3,700,000	1,648,091
Poway Unified School District Pub. Fing. 5% 9/1/24	1,000,000	1,200,120
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	800,000	596,192
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200,000	2,668,644
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,121,240
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	2,200,000	2,628,230
San Diego Unified School District:
Series 2008 C, 0% 7/1/39	4,700,000	2,052,396
Series 2008 E:
0% 7/1/47 (a)	1,300,000	771,654
0% 7/1/49	4,600,000	1,305,802
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (d)	2,200,000	2,478,938
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	1,100,000	1,236,323
San Marcos Unified School District Series 2010 B, 0% 8/1/47	11,900,000	3,364,130
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	945,320
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	90,000	90,285
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (Pre-Refunded to 8/1/18 @ 100)	6,300,000	6,993,315
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	939,020
Univ. of California Revs.:
Series 2016 O, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	145,000	163,954
Series 2016, 5.25% 5/15/39	275,000	305,267
Series O, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	80,000	90,329
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	1,000,000	1,225,490
Washington Township Health Care District Rev. Series 2010 A, 5.25% 7/1/30	1,100,000	1,177,803
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Pre-Refunded to 8/1/18 @ 100)	700,000	776,202
Series 2012, 5% 8/1/26	2,000,000	2,391,840

TOTAL CALIFORNIA		153,475,390

Colorado - 0.6%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,135,056
0% 7/15/22 (Escrowed to Maturity)	1,385,000	1,252,442
Colorado Health Facilities Auth. Rev. (Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,168,940
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,394,100
Series 2010 C, 5.25% 9/1/25	1,000,000	1,118,130

TOTAL COLORADO		7,068,668

Connecticut - 0.2%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	2,795,000	2,835,500
Delaware - 0.5%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	5,000,000	5,720,800
District Of Columbia - 0.8%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	1,860,000	2,199,673
District of Columbia Rev. Series B, 4.75% 6/1/32	500,000	557,280
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	1,345,520
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	2,893,416
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	2,723,700

TOTAL DISTRICT OF COLUMBIA		9,719,589

Florida - 11.0%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/26	750,000	923,310
Broward County Arpt. Sys. Rev. Series A:
5% 10/1/28 (d)	500,000	596,345
5% 10/1/31 (d)	1,000,000	1,179,930
5% 10/1/32 (d)	400,000	470,164
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/24	4,400,000	5,239,784
Series 2015 A:
5% 7/1/24	325,000	402,184
5% 7/1/26	1,200,000	1,479,528
5% 7/1/27	1,000,000	1,219,020
Series 2015 B, 5% 7/1/24	815,000	1,008,554
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34 (Pre-Refunded to 10/1/18 @ 100)	1,500,000	1,659,645
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/20	1,000,000	1,153,690
Series 2012 A1, 5% 6/1/21	1,500,000	1,763,640
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,560,000	3,039,821
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/28	2,060,000	2,497,935
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	800,000	843,376
Series A, 5.5% 6/1/38	400,000	439,564
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	1,000,000	1,147,610
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	1,000,000	1,127,880
Series 2015 C, 5% 10/1/40	1,000,000	1,111,700
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	350,000	430,826
5% 10/1/31	380,000	464,630
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	600,000	712,116
Series 2009 A, 6.25% 10/1/31 (Pre-Refunded to 10/1/19 @ 100)	500,000	587,370
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	205,000	224,590
5% 6/1/24	275,000	332,582
5% 6/1/26	250,000	299,338
5% 6/1/46	425,000	476,999
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	2,000,000	2,300,900
Hillsborough County Indl. Dev.:
(Gen. Hosp. Proj.) Series 2006, 5% 10/1/36	1,015,000	1,030,519
(H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/19	2,230,000	2,339,069
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	900,000	914,193
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,235,380
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,194,850
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/30 (FSA Insured)	600,000	706,656
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	1,050,000	1,205,705
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.375% 10/1/41	1,500,000	1,719,405
5.5% 10/1/30	1,000,000	1,182,190
Series 2012 A:
5% 10/1/21 (d)	1,900,000	2,239,853
5% 10/1/22 (d)	1,000,000	1,193,510
5% 10/1/31 (d)	1,500,000	1,708,365
Series 2014 A:
5% 10/1/28 (d)	1,000,000	1,181,020
5% 10/1/36 (d)	3,100,000	3,523,119
5% 10/1/37	1,825,000	2,147,824
Series 2015 A, 5% 10/1/35 (d)	2,100,000	2,396,625
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/23	750,000	919,050
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	500,000	570,320
Series 2014 B, 5% 7/1/28	1,000,000	1,203,070
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,166,180
Series 2015 A:
5% 5/1/27 (FSA Insured)	780,000	957,294
5% 5/1/29	4,075,000	4,847,457
Series 2015 B:
5% 5/1/27	4,650,000	5,630,918
5% 5/1/28	2,530,000	3,029,751
Series 2016 A, 5% 5/1/30	3,620,000	4,387,259
Series 2016 B, 5% 8/1/26	1,595,000	1,994,181
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	300,000	347,748
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,943,480
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	600,000	652,338
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,500,000	1,675,590
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,005,000	1,130,595
Series 2012 A, 5% 10/1/42	2,350,000	2,612,096
Series 2012 B, 5% 10/1/42	1,000,000	1,111,530
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/30	1,500,000	1,825,635
Series 2016 C, 5% 8/1/33	3,770,000	4,593,971
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	500,000	606,500
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/31	500,000	564,415
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/22	2,000,000	2,412,900
5% 8/1/25	800,000	1,006,952
Series 2015 D:
5% 8/1/28	680,000	832,680
5% 8/1/29	2,330,000	2,827,199
5% 8/1/30	2,405,000	2,900,502
5% 8/1/31	2,415,000	2,899,328
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	1,500,000	1,840,575
5% 10/1/29	1,000,000	1,210,370
5% 10/1/32	1,165,000	1,387,620
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,558,270
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	1,100,000	1,248,555
Series 2015 A:
4% 12/1/35	600,000	620,304
5% 12/1/40	300,000	339,456
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	410,000	490,532
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/29 (Build America Mutual Assurance Insured)	1,000,000	1,217,830
(Master Lease Prog.) Series 2014 B, 5% 8/1/26	340,000	414,827

TOTAL FLORIDA		128,028,592

Georgia - 2.6%
Atlanta Wtr. & Wastewtr. Rev.:
Series 2009 A:
6% 11/1/25 (Pre-Refunded to 11/1/19 @ 100)	3,000,000	3,521,370
6.25% 11/1/39 (Pre-Refunded to 11/1/19 @ 100)	3,500,000	4,138,260
5% 11/1/28	1,000,000	1,238,340
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	1,400,000	1,443,330
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	1,100,000	1,025,607
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,678,266
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	1,400,000	1,609,608
6.125% 9/1/40	1,605,000	1,815,993
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	1,400,000	1,673,238
Series GG, 5% 1/1/23	800,000	977,344
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	1,097,865
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,808,700
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art and Design Projs.) Series 2014, 5% 4/1/44	1,300,000	1,465,217
(The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/30	800,000	925,904
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,857,088
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	2,141,878

TOTAL GEORGIA		30,418,008

Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (d)	5,370,000	6,118,148
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/45	1,200,000	1,415,112

TOTAL HAWAII		7,533,260

Idaho - 0.6%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26 (Pre-Refunded to 9/15/18 @ 100)	1,415,000	1,575,249
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,351,620
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	400,000	455,448
Series 2015 ID, 5.5% 12/1/26	1,540,000	2,001,600
5% 12/1/24	1,000,000	1,257,730

TOTAL IDAHO		6,641,647

Illinois - 17.6%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,276,769
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	913,370
Series 2008 C:
5.25% 12/1/23	360,000	319,342
5.25% 12/1/24	245,000	213,956
Series 2009:
4% 12/1/16	60,000	61,183
4% 12/1/16	175,000	177,111
Series 2010 F, 5% 12/1/20	195,000	175,631
Series 2011 A:
5% 12/1/41	1,355,000	1,107,482
5.25% 12/1/41	605,000	502,144
Series 2012 A, 5% 12/1/42	525,000	426,521
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	4,391,257
Series 2009 A, 5% 1/1/22	305,000	314,013
Series 2012 A, 5% 1/1/33	875,000	845,189
Series 2012 C, 5% 1/1/23	770,000	785,531
Series A, 5% 1/1/42 (AMBAC Insured)	15,000	14,999
5% 1/1/34	2,000,000	1,927,160
5% 1/1/35	1,650,000	1,584,132
Chicago Midway Arpt. Rev. Series 2014 A, 5% 1/1/28 (d)	4,200,000	4,857,846
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,405,000	1,439,886
Series 2011 C, 6.5% 1/1/41	2,335,000	2,820,890
Series 2013 D, 5% 1/1/27	2,200,000	2,589,972
Chicago Park District Gen. Oblig.:
Series 2013 A:
5.5% 1/1/33	500,000	574,975
5.75% 1/1/38	1,000,000	1,147,780
Series 2014 C, 5% 1/1/25	1,740,000	1,971,368
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	5,000,000	5,643,250
Cmnty. College District #525 Gen. Oblig.:
5.75% 6/1/28	625,000	683,369
5.75% 6/1/28 (Pre-Refunded to 6/1/18 @ 100)	375,000	413,123
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	1,000,000	1,144,250
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,050,260
Series 2010 A, 5.25% 11/15/33	3,250,000	3,466,678
Series 2012 C:
5% 11/15/24	1,700,000	1,889,618
5% 11/15/25 (FSA Insured)	2,600,000	2,912,832
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006, 5.5% 5/1/23	985,000	985,000
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35 (Pre-Refunded to 10/1/18 @ 100)	1,600,000	1,787,296
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,000,000	1,140,610
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,341,960
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,406,418
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,485,000	1,581,926
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,720,417
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,930,000	2,087,720
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,310,000	2,668,812
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	5,000,000	5,765,600
5.375% 5/15/30	1,110,000	1,266,388
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,700,000	3,056,886
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	1,500,000	1,756,815
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	1,445,000	1,692,398
Series B, 5.25% 11/1/35 (Pre-Refunded to 11/1/18 @ 100)	2,905,000	3,227,862
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	350,000	374,490
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,242,681
Series 2008 A:
5.625% 1/1/37	5,115,000	5,422,718
6.25% 2/1/33 (AMBAC Insured)	150,000	162,579
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,330,000	1,543,372
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	80,000	95,302
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	2,850,000	3,406,605
Series 2010 A:
5.5% 8/15/24	545,000	608,411
5.75% 8/15/29	360,000	403,045
Series 2012 A:
5% 5/15/20	500,000	566,100
5% 5/15/23	300,000	353,127
Series 2012:
4% 9/1/32	1,315,000	1,338,499
5% 9/1/32	1,900,000	2,130,147
5% 9/1/38	2,300,000	2,532,484
5% 11/15/43	820,000	888,757
Series 2013:
5% 11/15/24	500,000	584,065
5% 11/15/27	100,000	113,621
5% 5/15/43	1,700,000	1,771,774
Series 2015 A, 5% 11/15/45	455,000	518,604
Series 2015 C:
5% 8/15/35	1,035,000	1,172,852
5% 8/15/44	5,600,000	6,241,648
5% 11/15/21	600,000	711,054
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	1,000,000	1,077,530
5.5% 1/1/31	1,000,000	1,197,160
Series 2010:
5% 1/1/21 (FSA Insured)	500,000	549,675
5% 1/1/23 (FSA Insured)	1,300,000	1,418,144
Series 2012 A, 5% 1/1/33	800,000	844,256
Series 2012:
5% 8/1/19	465,000	507,794
5% 8/1/21	400,000	444,256
5% 3/1/23	1,000,000	1,106,120
5% 8/1/23	700,000	789,033
5% 3/1/36	1,000,000	1,051,450
Series 2013 A, 5% 4/1/35	300,000	318,687
Series 2013, 5% 1/1/22	2,175,000	2,352,806
Series 2014:
5% 2/1/22	1,000,000	1,113,090
5% 4/1/28	200,000	217,822
5% 5/1/32	500,000	538,520
5.25% 2/1/29	1,600,000	1,768,928
5% 2/1/26	415,000	459,247
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,152,780
5.25% 5/15/32 (FSA Insured)	360,000	387,500
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/26	17,545,000	21,484,357
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/40	2,300,000	2,673,888
Series 2015 B, 5% 1/1/40	1,300,000	1,520,129
Series 2016 A, 5% 12/1/32	2,400,000	2,886,816
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,847,140
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2014, 6.5% 1/1/20 (Escrowed to Maturity)	65,000	77,680
0% 12/1/17 (AMBAC Insured)	905,000	882,701
0% 12/1/17 (Escrowed to Maturity)	95,000	93,578
6.5% 1/1/20 (AMBAC Insured)	385,000	456,290
6.5% 1/1/20 (Escrowed to Maturity)	650,000	776,802
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/36	3,400,000	3,917,820
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	761,236
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,623,489
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	800,000	656,408
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	3,489,218
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	822,260
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,900,000	3,384,122
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,080,000	464,422
Series 2010 B1:
0% 6/15/43 (FSA Insured)	5,310,000	1,627,196
0% 6/15/44 (FSA Insured)	4,700,000	1,375,032
0% 6/15/45 (FSA Insured)	2,600,000	726,024
0% 6/15/47 (FSA Insured)	2,040,000	518,690
Series 2012 B, 0% 12/15/51	2,900,000	502,193
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265,000	1,079,538
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	2,382,792
0% 6/15/16	1,615,000	1,612,529
0% 6/15/16 (Escrowed to Maturity)	265,000	264,828
Quincy Hosp. Rev. Series 2007, 5% 11/15/18	1,000,000	1,061,550
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	425,000	449,081
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,475,696
Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,940,000	3,347,484
Series 2010 A:
5% 4/1/25	1,000,000	1,121,840
5.25% 4/1/30	1,000,000	1,130,030
Series 2013:
6% 10/1/42	900,000	1,063,710
6.25% 10/1/38	900,000	1,053,207
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (FSA Insured)	825,000	821,007
0% 11/1/19 (Escrowed to Maturity)	790,000	756,891
0% 11/1/19 (FSA Insured)	5,085,000	4,824,801

TOTAL ILLINOIS		204,617,203

Indiana - 2.7%
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	4,408,513
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,113,370
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,215,120
Series 2012:
5% 3/1/30	675,000	760,077
5% 3/1/41	1,290,000	1,407,442
Series 2015 A, 5.25% 2/1/32	1,040,000	1,281,415
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/24	400,000	477,404
Series 2015 A:
5% 10/1/28	1,000,000	1,232,840
5% 10/1/45	4,340,000	4,984,186
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	989,860
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,022,600
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/26	4,900,000	5,773,278
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,222,067
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/28 (Pre-Refunded to 7/1/19 @ 100)	660,000	745,609
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	3,096,447

TOTAL INDIANA		30,730,228

Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,350,456
Kansas - 0.8%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,167,501
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	870,000	789,508
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/26	1,950,000	2,313,714
Series 2016 A:
5% 9/1/40	1,400,000	1,620,066
5% 9/1/45	1,800,000	2,070,324

TOTAL KANSAS		8,961,113

Kentucky - 2.0%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,111,930
Series 2010 A, 6% 6/1/30	315,000	361,141
Series 2015 A:
4.5% 6/1/46	520,000	531,066
5.25% 6/1/50	3,165,000	3,463,523
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	1,056,440
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	1,850,000	2,264,937
Series 2016 B, 5% 11/1/26	10,000,000	12,325,800
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	500,000	586,090
5.75% 10/1/38	1,355,000	1,594,930

TOTAL KENTUCKY		23,295,857

Louisiana - 1.3%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	1,250,000	1,434,575
Louisiana Gen. Oblig. Series 2016 B:
5% 8/1/27	3,585,000	4,448,842
5% 8/1/28	1,190,000	1,465,771
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	400,000	471,600
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2015 B, 5% 1/1/30 (d)	1,000,000	1,166,400
Series 2007 A, 5.25% 1/1/19 (FSA Insured) (d)	1,570,000	1,660,715
New Orleans Gen. Oblig. Series 2012, 5% 12/1/23	2,250,000	2,684,633
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	1,200,000	1,408,356

TOTAL LOUISIANA		14,740,892

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2008 D:
5.75% 7/1/38	770,000	844,236
5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	330,000	364,805
Maine Tpk. Auth. Tpk. Rev. Series 2015, 5% 7/1/38	670,000	799,069

TOTAL MAINE		2,008,110

Maryland - 0.5%
Baltimore Proj. Rev. (Wtr. Projs.) Series 2009 A:
5.375% 7/1/34	315,000	355,424
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	185,000	210,534
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,010,000	1,122,373
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,092,310
Series 2010, 5.125% 7/1/39	900,000	980,154
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	255,000	267,444
Series 2010, 5.625% 7/1/30	500,000	556,725
Series 2015, 5% 7/1/40	1,000,000	1,140,170
4% 7/1/42	275,000	284,042

TOTAL MARYLAND		6,009,176

Massachusetts - 0.4%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,591,632
Series 2011 I, 6.75% 1/1/36	1,000,000	1,172,770
Series 2015 D, 5% 7/1/44	890,000	1,002,710
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,070,940

TOTAL MASSACHUSETTS		4,838,052

Michigan - 2.6%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	500,000	545,290
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	2,807,840
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,164,290
Grand Rapids Pub. Schools Series 2016, 5% 5/1/26 (FSA Insured)	3,065,000	3,852,920
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	500,000	583,750
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,188,550
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 I, 5% 4/15/30	5,000,000	6,078,800
5% 4/15/33	2,500,000	2,985,825
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	1,150,000	1,333,333
5% 6/1/21 (Escrowed to Maturity)	350,000	416,430
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	500,000	608,375
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	1,100,000	1,338,425
Series 2012, 5% 11/15/42	2,175,000	2,389,259
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,000,000	1,098,650
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,985,000	2,267,307
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	435,000	496,866
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	80,000	90,740
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	600,000	703,056

TOTAL MICHIGAN		29,949,706

Minnesota - 0.4%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,708,063
Minneapolis Health Care Sys. Rev.:
6.5% 11/15/38	845,000	946,155
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	155,000	177,131
Minnesota Gen. Oblig. 5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	25,000	26,317
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,600,000	1,839,456

TOTAL MINNESOTA		4,697,122

Missouri - 0.3%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	200,000	204,272
3.25% 2/1/28	200,000	204,654
4% 2/1/40	100,000	103,037
5% 2/1/29	1,240,000	1,467,379
5% 2/1/36	400,000	457,192
5% 2/1/45	600,000	673,530

TOTAL MISSOURI		3,110,064

Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.925% 12/1/17 (c)	1,100,000	1,092,102
Douglas County Hosp. Auth. #2 Health Facilities Rev. 6% 8/15/24	740,000	791,682
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/26 (Pre-Refunded to 1/1/18 @ 100)	1,225,000	1,311,473
Series 2016 A, 5% 1/1/41	2,000,000	2,336,820
Series 2016 B, 5% 1/1/40	1,130,000	1,323,411

TOTAL NEBRASKA		6,855,488

Nevada - 0.6%
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,132,800
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	4,530,000	5,470,247

TOTAL NEVADA		6,603,047

New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,830,000	2,054,321
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	1,100,000	1,152,965
Series 2012:
4% 7/1/32	400,000	414,120
5% 7/1/27	500,000	564,525

TOTAL NEW HAMPSHIRE		4,185,931

New Jersey - 2.5%
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,069,460
New Jersey Econ. Dev. Auth. Rev.:
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,091,190
Series 2013 NN, 5% 3/1/27	11,810,000	12,899,118
Series 2013:
5% 3/1/23	2,200,000	2,452,384
5% 3/1/24	3,000,000	3,328,590
5% 3/1/25	300,000	329,580
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	25,000	27,811
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	1,700,000	1,867,875
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	458,004
Series 2014 AA, 5% 6/15/23	5,250,000	5,860,943

TOTAL NEW JERSEY		29,384,955

New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,275,700
New York - 8.1%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	2,700,000	3,172,797
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	75,000	75,284
New York City Gen. Oblig.:
Series 2007 D1:
5.125% 12/1/22	790,000	844,012
5.125% 12/1/22 (Pre-Refunded to 12/1/17 @ 100)	200,000	213,902
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,647,300
Series 2009 I1, 5.625% 4/1/29	600,000	681,384
Series 2012 A1, 5% 8/1/24	1,300,000	1,541,488
Series 2012 E, 5% 8/1/24	5,000,000	5,953,100
Series 2012 G1, 5% 4/1/25	2,500,000	2,988,250
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	600,000	639,144
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	2,300,000	2,532,530
Series 2009 CC, 5% 6/15/34	2,100,000	2,268,798
Series 2009 FF 2, 5.5% 6/15/40	3,000,000	3,407,880
Series 2011 EE, 5.375% 6/15/43	4,000,000	4,672,840
Series 2013 CC, 5% 6/15/47	4,000,000	4,679,160
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,101,000
Series 2009 S3:
5.25% 1/15/34	2,500,000	2,773,525
5.25% 1/15/39	1,000,000	1,104,620
Series 2009 S4:
5.5% 1/15/39	850,000	949,595
5.75% 1/15/39	1,600,000	1,798,080
Series 2015 S1, 5% 7/15/43	5,000,000	5,839,500
Series 2015 S2, 5% 7/15/35	1,770,000	2,125,062
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400,000	3,850,670
5% 2/15/34	1,100,000	1,212,684
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	95,000	98,982
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A:
5.5% 11/15/39	4,560,000	5,059,366
5.5% 11/15/39 (Pre-Refunded to 11/15/18 @ 100)	440,000	492,175
Series 2009 B, 5% 11/15/34	1,200,000	1,357,164
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,176,583
Series 2008 A, 5.25% 11/15/36	3,700,000	3,923,665
Series 2008, 6.5% 11/15/28	255,000	290,371
Series 2010 D, 5.25% 11/15/40	1,400,000	1,607,256
Series 2012 D, 5% 11/15/25	4,600,000	5,572,486
Series 2014 B, 5% 11/15/44	1,500,000	1,733,505
Series 2015 A1, 5% 11/15/45	2,600,000	3,035,526
Series 2015 D1, 5% 11/15/29	5,000,000	6,173,550
6.5% 11/15/28 (Pre-Refunded to 11/15/18 @ 100)	745,000	850,961
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/23 (FSA Insured)	1,125,000	1,281,713
Tobacco Settlement Fing. Corp. Series 2013 B:
5% 6/1/20	1,900,000	1,907,448
5% 6/1/21	800,000	802,824
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	1,000,000	1,200,470

TOTAL NEW YORK		93,636,650

North Carolina - 0.7%
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	800,000	875,664
5% 11/1/30 (FSA Insured)	1,275,000	1,382,763
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26 (Pre-Refunded to 1/1/19 @ 100)	2,200,000	2,437,622
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,809,008
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009, 5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	715,000	792,227
5% 1/1/30	285,000	310,895

TOTAL NORTH CAROLINA		7,608,179

North Dakota - 0.3%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	831,150
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,508,794

TOTAL NORTH DAKOTA		3,339,944

Ohio - 1.3%
American Muni. Pwr., Inc. Rev. (Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	2,000,000	2,384,200
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	800,000	802,456
5% 6/1/17	925,000	965,580
Columbus City School District 5% 12/1/29 (b)	300,000	365,166
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	670,000	808,529
Lake County Hosp. Facilities Rev.:
Series 2015, 5% 8/15/29	400,000	464,720
5.75% 8/15/38	165,000	180,309
5.75% 8/15/38 (Pre-Refunded to 8/15/18 @ 100)	835,000	927,810
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,479,264
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	2,067,200
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	400,000	427,044
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	2,600,000	995,176
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	1,500,000	1,505,175
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,550,850
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/34 (b)	445,000	525,607

TOTAL OHIO		15,449,086

Oklahoma - 0.8%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/29	700,000	832,321
5% 10/1/39	150,000	171,389
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22 (Pre-Refunded to 8/15/18 @ 100)	2,865,000	3,167,286
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	1,775,000	1,970,996
Series 2012, 5% 2/15/21	400,000	467,972
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	1,295,000	1,517,002
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,543,290

TOTAL OKLAHOMA		9,670,256

Oregon - 0.1%
Yamhill County School District #029J Newberg 5.5% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,139,930
Pennsylvania - 1.5%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,234,541
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	500,000	658,180
Mifflin County School District Series 2007, 7.75% 9/1/30 (Pre-Refunded to 9/1/17 @ 100)	400,000	437,176
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/27	800,000	999,968
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	600,000	707,364
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A, 5% 10/1/25	1,045,000	1,180,213
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 3/15/29	2,780,000	3,329,411
Series 2015, 5% 3/15/33	850,000	1,000,969
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	2,400,000	2,715,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Ninth Series, 5.25% 8/1/40	800,000	891,056
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,484,800

TOTAL PENNSYLVANIA		17,638,678

South Carolina - 4.2%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B, 5% 3/1/20 (b)	735,000	809,331
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Pre-Refunded to 12/1/17 @ 100)	1,000,000	1,065,440
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/26	1,400,000	1,675,030
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	1,400,000	1,605,814
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	5,000,000	5,572,800
Series 2012 B, 5% 12/1/20	2,500,000	2,921,650
Series 2013 E, 5.5% 12/1/53	6,100,000	7,085,943
Series 2014 A:
5% 12/1/49	3,640,000	4,141,774
5.5% 12/1/54	2,500,000	2,939,325
Series 2014 C, 5% 12/1/46	700,000	801,157
Series 2015 A, 5% 12/1/50	7,245,000	8,246,549
Series 2015 C, 5% 12/1/19	8,000,000	9,105,840
Series 2015 E, 5.25% 12/1/55	1,100,000	1,281,720
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	995,000	1,079,575

TOTAL SOUTH CAROLINA		48,331,948

Tennessee - 0.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/16	1,500,000	1,538,580
Jackson Hosp. Rev.:
5.75% 4/1/41	270,000	290,920
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	730,000	794,941
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (d)	1,600,000	1,848,592
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	400,000	404,992

TOTAL TENNESSEE		4,878,025

Texas - 8.5%
Austin Arpt. Sys. Rev. Series 2014:
5% 11/15/28 (d)	500,000	587,515
5% 11/15/39 (d)	1,700,000	1,921,425
5% 11/15/44 (d)	4,690,000	5,263,728
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	1,000,000	1,103,730
Central Reg'l. Mobility Auth. Series 2015 A:
5% 1/1/28	1,300,000	1,553,942
5% 1/1/31	475,000	559,308
5% 1/1/45	1,000,000	1,141,020
Comal Independent School District 5.25% 2/1/23	35,000	37,707
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	1,600,000	1,923,888
5.25% 7/15/18 (FSA Insured)	1,000,000	1,053,520
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/24	1,000,000	1,021,520
Series 2012 D, 5% 11/1/42 (d)	400,000	438,104
Series 2012 H, 5% 11/1/42 (d)	1,000,000	1,095,260
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	300,000	329,673
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,338,396
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	220,000	248,094
5.25% 10/1/51	8,500,000	9,847,420
5.5% 4/1/53	1,000,000	1,142,100
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	8,593,280
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	859,280
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/24 (d)	1,250,000	1,432,888
Series 2012 A, 5% 7/1/23 (d)	600,000	701,520
Lewisville Independent School District 0% 8/15/19	2,340,000	2,264,675
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/26 (d)	1,000,000	1,218,670
5% 11/1/28 (d)	3,325,000	3,973,841
Mansfield Independent School District 5.5% 2/15/17	25,000	25,096
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,100,000	1,441,066
Series 2009 A, 6.25% 1/1/39	1,800,000	2,025,468
Series 2011 A:
5.5% 9/1/41	2,300,000	2,735,367
6% 9/1/41	1,200,000	1,472,580
Series 2011 D, 5% 9/1/28	2,300,000	2,711,746
Series 2014 A, 5% 1/1/25	1,000,000	1,225,540
Series 2015 B, 5% 1/1/40	2,000,000	2,290,340
6% 1/1/24	230,000	248,545
San Antonio Arpt. Sys. Rev. 5.25% 7/1/18 (FSA Insured) (d)	2,505,000	2,619,228
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,071,940
Series 2012, 5.25% 2/1/25	800,000	1,032,024
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,387,201
(Scott & White Healthcare Proj.) Series 2013 A, 4% 8/15/43	500,000	528,440
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	480,000	538,243
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	620,000	695,231
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/44	4,065,000	4,821,090
Series 2016:
5% 4/1/40 (b)	1,200,000	1,453,620
5% 4/1/41 (b)	4,000,000	4,833,720
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	75,000	80,983
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	725,000	784,276
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/16	1,465,000	1,462,099
0% 9/1/16 (Escrowed to Maturity)	535,000	534,010
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,437,012
Series 2013, 6.75% 6/30/43 (d)	2,400,000	2,966,424
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,600,000	1,686,816
Series 2015 A, 5% 10/15/45	1,500,000	1,788,720
Univ. of Texas Board of Regents Sys. Rev. 4.75% 8/15/27	590,000	607,671
Waller Independent School District:
5.5% 2/15/28 (Pre-Refunded to 2/15/18 @ 100)	1,670,000	1,812,518
5.5% 2/15/37 (Pre-Refunded to 2/15/18 @ 100)	2,100,000	2,279,214

TOTAL TEXAS		98,246,732

Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/20	850,000	973,735
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	1,200,000	1,311,696

TOTAL UTAH		2,285,431

Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (Pre-Refunded to 6/1/18 @ 100)	2,600,000	2,853,786
Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/30	1,250,000	1,463,163
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37 (b)	120,000	125,381
5% 6/15/30 (b)	400,000	479,744
5% 6/15/33 (b)	425,000	502,308
Univ. of Virginia Gen. Rev. Series 2015 A, 5% 4/1/45	1,000,000	1,196,760
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	500,000	586,555
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	1,000,000	1,138,690

TOTAL VIRGINIA		5,492,601

Washington - 1.7%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	988,810
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,173,680
King County Swr. Rev. Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	1,000,000	1,115,960
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/24 (d)	560,000	670,723
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/27	1,500,000	1,777,005
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	1,200,000	1,161,684
Series S5, 0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,197,754
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,355,230
(MultiCare Health Sys. Proj.) Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,000,000	1,163,070
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	2,270,000	2,622,122
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	1,400,000	1,617,952
Series 2015, 5% 1/1/27	700,000	826,098

TOTAL WASHINGTON		19,670,088

West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,104,330
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	1,100,000	1,261,513

TOTAL WEST VIRGINIA		2,365,843

Wisconsin - 0.7%
Wisconsin Health & Edl. Facilities:
Series 2014, 4% 5/1/33	510,000	512,428
Series 2016 A, 5% 11/15/39 (b)	3,410,000	4,070,858
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	500,000	565,420
5.75% 7/1/30	500,000	578,340
Series 2013 B, 5% 7/1/36	925,000	1,043,345
Series 2012:
5% 6/1/27	300,000	346,965
5% 6/1/39	490,000	536,070

TOTAL WISCONSIN		7,653,426

Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,700,000	1,926,967
TOTAL MUNICIPAL BONDS
(Cost $1,016,821,470)		1,102,731,891

Municipal Notes - 0.1%
Kentucky - 0.1%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17
(Cost $1,549,440)	1,500,000	1,564,110
TOTAL INVESTMENT PORTFOLIO - 95.2%
(Cost $1,018,370,910)		1,104,296,001
NET OTHER ASSETS (LIABILITIES) - 4.8%		55,249,826
NET ASSETS - 100%		$1,159,545,827

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	32.3%
Health Care	15.9%
Transportation	14.5%
Escrowed/Pre-Refunded	10.4%
Electric Utilities	8.2%
Special Tax	5.0%
Others* (Individually Less Than 5%)	13.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,018,370,910)		$1,104,296,001
Cash		58,628,916
Receivable for fund shares sold		1,678,270
Interest receivable		13,353,384
Prepaid expenses		700
Receivable from investment adviser for expense reductions		13,733
Other receivables		1,347
Total assets		1,177,972,351
Liabilities
Payable for investments purchased on a delayed delivery basis	$15,397,877
Payable for fund shares redeemed	1,783,144
Distributions payable	468,562
Accrued management fee	336,268
Distribution and service plan fees payable	232,351
Other affiliated payables	163,260
Other payables and accrued expenses	45,062
Total liabilities		18,426,524
Net Assets		$1,159,545,827
Net Assets consist of:
Paid in capital		$1,072,519,933
Undistributed net investment income		658,442
Accumulated undistributed net realized gain (loss) on investments		442,361
Net unrealized appreciation (depreciation) on investments		85,925,091
Net Assets		$1,159,545,827
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($398,302,002 ÷ 29,231,641 shares)		$13.63
Maximum offering price per share (100/96.00 of $13.63)		$14.20
Class T:
Net Asset Value and redemption price per share ($176,936,357 ÷ 12,946,113 shares)		$13.67
Maximum offering price per share (100/96.00 of $13.67)		$14.24
Class B:
Net Asset Value and offering price per share ($2,352,679 ÷ 173,224 shares)(a)		$13.58
Class C:
Net Asset Value and offering price per share ($133,028,308 ÷ 9,739,387 shares)(a)		$13.66
Class I:
Net Asset Value, offering price and redemption price per share ($448,926,481 ÷ 33,123,223 shares)		$13.55

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Interest		$20,321,396
Expenses
Management fee	$1,935,896
Transfer agent fees	843,367
Distribution and service plan fees	1,352,474
Accounting fees and expenses	109,454
Custodian fees and expenses	4,198
Independent trustees' compensation	2,376
Registration fees	61,434
Audit	28,803
Legal	1,722
Miscellaneous	22,978
Total expenses before reductions	4,362,702
Expense reductions	(92,958)	4,269,744
Net investment income (loss)		16,051,652
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		579,457
Total net realized gain (loss)		579,457
Change in net unrealized appreciation (depreciation) on investment securities		19,749,344
Net gain (loss)		20,328,801
Net increase (decrease) in net assets resulting from operations		$36,380,453

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,051,652	$32,064,029
Net realized gain (loss)	579,457	8,081,131
Change in net unrealized appreciation (depreciation)	19,749,344	(14,056,180)
Net increase (decrease) in net assets resulting from operations	36,380,453	26,088,980
Distributions to shareholders from net investment income	(16,037,633)	(32,013,498)
Distributions to shareholders from net realized gain	(7,430,609)	(3,075,920)
Total distributions	(23,468,242)	(35,089,418)
Share transactions - net increase (decrease)	135,003,096	55,427,860
Total increase (decrease) in net assets	147,915,307	46,427,422
Net Assets
Beginning of period	1,011,630,520	965,203,098
End of period (including undistributed net investment income of $658,442 and undistributed net investment income of $644,423, respectively)	$1,159,545,827	$1,011,630,520

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Municipal Income Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.47	$13.59	$13.00	$13.74	$12.95	$12.99
Income from Investment Operations
Net investment income (loss)A	.202	.438	.462	.453	.460	.479
Net realized and unrealized gain (loss)	.258	(.076)	.682	(.738)	.789	(.041)
Total from investment operations	.460	.362	1.144	(.285)	1.249	.438
Distributions from net investment income	(.202)	(.439)	(.461)	(.451)	(.457)	(.478)
Distributions from net realized gain	(.098)	(.043)	(.093)	(.004)	(.002)	–
Total distributions	(.300)	(.482)	(.554)	(.455)	(.459)	(.478)
Net asset value, end of period	$13.63	$13.47	$13.59	$13.00	$13.74	$12.95
Total ReturnB,C,D	3.46%	2.71%	9.02%	(2.12)%	9.77%	3.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%G	.81%	.79%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.80%G	.80%	.79%	.77%	.77%	.77%
Expenses net of all reductions	.80%G	.80%	.79%	.77%	.77%	.77%
Net investment income (loss)	3.01%G	3.25%	3.49%	3.36%	3.42%	3.80%
Supplemental Data
Net assets, end of period (000 omitted)	$398,302	$374,081	$325,539	$335,492	$430,231	$368,789
Portfolio turnover rateH	6%G	14%	10%	12%	6%	8%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Municipal Income Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.51	$13.63	$13.03	$13.77	$12.99	$13.02
Income from Investment Operations
Net investment income (loss)A	.203	.443	.466	.454	.462	.481
Net realized and unrealized gain (loss)	.258	(.079)	.691	(.739)	.778	(.032)
Total from investment operations	.461	.364	1.157	(.285)	1.240	.449
Distributions from net investment income	(.203)	(.441)	(.464)	(.451)	(.458)	(.479)
Distributions from net realized gain	(.098)	(.043)	(.093)	(.004)	(.002)	–
Total distributions	(.301)	(.484)	(.557)	(.455)	(.460)	(.479)
Net asset value, end of period	$13.67	$13.51	$13.63	$13.03	$13.77	$12.99
Total ReturnB,C,D	3.46%	2.72%	9.10%	(2.12)%	9.67%	3.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.79%	.78%	.77%	.76%	.76%
Expenses net of fee waivers, if any	.80%G	.79%	.78%	.77%	.76%	.76%
Expenses net of all reductions	.80%G	.79%	.78%	.77%	.76%	.76%
Net investment income (loss)	3.01%G	3.26%	3.51%	3.37%	3.42%	3.80%
Supplemental Data
Net assets, end of period (000 omitted)	$176,936	$170,263	$204,607	$207,208	$247,622	$225,908
Portfolio turnover rateH	6%G	14%	10%	12%	6%	8%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Municipal Income Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.42	$13.54	$12.96	$13.69	$12.92	$12.96
Income from Investment Operations
Net investment income (loss)A	.162	.361	.375	.361	.367	.393
Net realized and unrealized gain (loss)	.258	(.079)	.673	(.727)	.772	(.040)
Total from investment operations	.420	.282	1.048	(.366)	1.139	.353
Distributions from net investment income	(.162)	(.359)	(.375)	(.360)	(.367)	(.393)
Distributions from net realized gain	(.098)	(.043)	(.093)	(.004)	(.002)	–
Total distributions	(.260)	(.402)	(.468)	(.364)	(.369)	(.393)
Net asset value, end of period	$13.58	$13.42	$13.54	$12.96	$13.69	$12.92
Total ReturnB,C,D	3.16%	2.11%	8.26%	(2.72)%	8.90%	2.85%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.40%G	1.39%	1.45%	1.45%	1.45%	1.46%
Expenses net of fee waivers, if any	1.40%G	1.39%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.40%G	1.39%	1.45%	1.45%	1.45%	1.45%
Net investment income (loss)	2.41%G	2.67%	2.84%	2.68%	2.74%	3.12%
Supplemental Data
Net assets, end of period (000 omitted)	$2,353	$3,237	$4,932	$6,951	$11,187	$12,983
Portfolio turnover rateH	6%G	14%	10%	12%	6%	8%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Municipal Income Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.50	$13.62	$13.03	$13.77	$12.98	$13.02
Income from Investment Operations
Net investment income (loss)A	.152	.339	.363	.351	.358	.383
Net realized and unrealized gain (loss)	.258	(.078)	.681	(.739)	.788	(.042)
Total from investment operations	.410	.261	1.044	(.388)	1.146	.341
Distributions from net investment income	(.152)	(.338)	(.361)	(.348)	(.354)	(.381)
Distributions from net realized gain	(.098)	(.043)	(.093)	(.004)	(.002)	–
Total distributions	(.250)	(.381)	(.454)	(.352)	(.356)	(.381)
Net asset value, end of period	$13.66	$13.50	$13.62	$13.03	$13.77	$12.98
Total ReturnB,C,D	3.07%	1.94%	8.19%	(2.86)%	8.92%	2.74%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.57%G	1.56%	1.55%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.55%G	1.55%	1.55%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.55%G	1.55%	1.55%	1.54%	1.53%	1.54%
Net investment income (loss)	2.26%G	2.50%	2.74%	2.60%	2.65%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$133,028	$117,528	$118,088	$123,530	$155,834	$130,949
Portfolio turnover rateH	6%G	14%	10%	12%	6%	8%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Municipal Income Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.40	$13.51	$12.93	$13.67	$12.89	$12.93
Income from Investment Operations
Net investment income (loss)A	.217	.470	.493	.481	.490	.505
Net realized and unrealized gain (loss)	.249	(.067)	.674	(.735)	.782	(.039)
Total from investment operations	.466	.403	1.167	(.254)	1.272	.466
Distributions from net investment income	(.218)	(.470)	(.494)	(.482)	(.490)	(.506)
Distributions from net realized gain	(.098)	(.043)	(.093)	(.004)	(.002)	–
Total distributions	(.316)	(.513)	(.587)	(.486)	(.492)	(.506)
Net asset value, end of period	$13.55	$13.40	$13.51	$12.93	$13.67	$12.89
Total ReturnB,C	3.52%	3.03%	9.27%	(1.90)%	10.00%	3.79%
Ratios to Average Net AssetsD,E
Expenses before reductions	.57%F	.57%	.54%	.54%	.53%	.54%
Expenses net of fee waivers, if any	.55%F	.55%	.54%	.54%	.53%	.54%
Expenses net of all reductions	.55%F	.55%	.54%	.54%	.53%	.54%
Net investment income (loss)	3.26%F	3.50%	3.75%	3.60%	3.66%	4.02%
Supplemental Data
Net assets, end of period (000 omitted)	$448,926	$346,521	$312,038	$290,117	$362,588	$305,538
Portfolio turnover rateG	6%F	14%	10%	12%	6%	8%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Advisor Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$87,303,492
Gross unrealized depreciation	(987,764)
Net unrealized appreciation (depreciation) on securities	$86,315,728
Tax cost	$1,017,980,273

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $116,680,758 and $31,416,496, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$492,659	$12,526
Class T	-%	.25%	216,908	-
Class B	.65%	.25%	12,495	9,024
Class C	.75%	.25%	630,412	77,724
			$1,352,474	$99,274

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$24,377
Class T	4,208
Class B(a)	1,053
Class C(a)	5,074
$34,712

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$314,832.16
Class T	119,915.14
Class B	1,201.09
Class C	101,020.16
Class I	306,399.16
	$843,367

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $953 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.80%	$36,145
Class C	1.55%	14,256
Class I	.55%	36,474
		$86,875

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,954.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,129.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$5,894,679	$11,209,786
Class T	2,598,310	6,254,506
Class B	33,426	109,257
Class C	1,412,829	2,952,064
Class I	6,098,389	11,487,885
Total	$16,037,633	$32,013,498
From net realized gain
Class A	$2,737,715	$1,040,888
Class T	1,238,857	645,322
Class B	21,921	15,321
Class C	861,022	375,706
Class I	2,571,094	998,683
Total	$7,430,609	$3,075,920

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	5,225,134	7,321,054	$70,573,608	$98,457,911
Reinvestment of distributions	568,113	799,176	7,662,693	10,802,339
Shares redeemed	(4,338,696)	(4,304,331)	(58,723,590)	(58,024,074)
Net increase (decrease)	1,454,551	3,815,899	$19,512,711	$51,236,176
Class T
Shares sold	812,050	962,158	$11,015,424	$13,077,839
Reinvestment of distributions	245,544	428,699	3,321,606	5,816,600
Shares redeemed	(716,210)	(3,800,963)	(9,714,941)	(51,056,487)
Net increase (decrease)	341,384	(2,410,106)	$4,622,089	$(32,162,048)
Class B
Shares sold	4,203	6,377	$56,741	$85,790
Reinvestment of distributions	3,118	6,565	41,876	88,546
Shares redeemed	(75,252)	(135,960)	(1,012,860)	(1,833,365)
Net increase (decrease)	(67,931)	(123,018)	$(914,243)	$(1,659,029)
Class C
Shares sold	1,701,310	1,517,186	$23,062,249	$20,585,033
Reinvestment of distributions	137,625	198,543	1,859,559	2,691,008
Shares redeemed	(805,496)	(1,680,675)	(10,924,366)	(22,745,447)
Net increase (decrease)	1,033,439	35,054	$13,997,442	$530,594
Class I
Shares sold	10,282,871	8,159,687	$138,499,081	$109,757,534
Reinvestment of distributions	495,314	715,538	6,645,961	9,622,256
Shares redeemed	(3,522,379)	(6,096,917)	(47,359,945)	(81,897,623)
Net increase (decrease)	7,255,806	2,778,308	$97,785,097	$37,482,167

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	.80%
Actual		$1,000.00	$1,034.60	$4.05
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Class T	.80%
Actual		$1,000.00	$1,034.60	$4.05
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Class B	1.40%
Actual		$1,000.00	$1,031.60	$7.07
Hypothetical-C		$1,000.00	$1,017.90	$7.02
Class C	1.55%
Actual		$1,000.00	$1,030.70	$7.83
Hypothetical-C		$1,000.00	$1,017.16	$7.77
Class I	.55%
Actual		$1,000.00	$1,035.20	$2.78
Hypothetical-C		$1,000.00	$1,022.13	$2.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on April 13, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	10,101,619,930.43	98.463
Withheld	157,758,921.92	1.537
TOTAL	10,259,378,852.35	100.000
John Engler
Affirmative	10,090,282,853.06	98.352
Withheld	169,095,999.29	1.648
TOTAL	10,259,378,852.35	100.000
Albert R. Gamper, Jr.
Affirmative	10,089,041,467.11	98.340
Withheld	170,337,385.24	1.660
TOTAL	10,259,378,852.35	100.000
Robert F. Gartland
Affirmative	10,099,626,114.68	98.443
Withheld	159,752,737.67	1.557
TOTAL	10,259,378,852.35	100.000
Abigail P. Johnson
Affirmative	10,086,662,725.59	98.317
Withheld	172,716,126.76	1.683
TOTAL	10,259,378,852.35	100.000
Arthur E. Johnson
Affirmative	10,096,352,195.08	98.411
Withheld	163,026,657.27	1.589
TOTAL	10,259,378,852.35	100.000
Michael E. Kenneally
Affirmative	10,099,945,094.73	98.446
Withheld	159,433,757.62	1.554
TOTAL	10,259,378,852.35	100.000
James H. Keyes
Affirmative	10,089,844,753.01	98.348
Withheld	169,534,099.34	1.652
TOTAL	10,259,378,852.35	100.000
Marie L. Knowles
Affirmative	10,088,735,154.35	98.337
Withheld	170,643,698.00	1.663
TOTAL	10,259,378,852.35	100.000
Geoffrey A. von Kuhn
Affirmative	10,091,118,196.46	98.360
Withheld	168,260,655.89	1.640
TOTAL	10,259,378,852.35	100.000
Proposal 1 reflects trust wide proposal and voting results.

HIM-SANN-0616
1.703467.118

Fidelity Advisor® Municipal Income Fund Class I Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	17.6	19.9
California	13.2	15.2
Florida	11.0	11.1
Texas	8.5	7.7
New York	8.1	8.7

Top Five Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.3	34.2
Health Care	15.9	17.7
Transportation	14.5	13.7
Escrowed/Pre-Refunded	10.4	8.2
Electric Utilities	8.2	9.4

Quality Diversification (% of fund's net assets)

As of April 30, 2016
AAA	4.9%
AA,A	76.8%
BBB	8.8%
BB and Below	1.0%
Not Rated	3.7%
Short-Term Investments and Net Other Assets	4.8%

As of October 31, 2015
AAA	3.9%
AA,A	80.6%
BBB	9.8%
BB and Below	1.5%
Not Rated	3.1%
Short-Term Investments and Net Other Assets	1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.1%
	Principal Amount	Value
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	600,000	639,198
Montgomery Med. Clinic Facilities 5% 3/1/33	1,000,000	1,122,870
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,111,820

TOTAL ALABAMA		2,873,888

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	1,400,000	1,684,606
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35 (b)	2,000,000	2,318,760

TOTAL ALASKA		4,003,366

Arizona - 1.6%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	$1,000,000	$1,097,450
5.25% 10/1/20 (FSA Insured)	1,600,000	1,808,304
5.25% 10/1/21 (FSA Insured)	850,000	963,705
5.25% 10/1/26 (FSA Insured)	500,000	563,310
5.25% 10/1/28 (FSA Insured)	1,600,000	1,800,320
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,462,265
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,200,000	1,364,568
Glendale Gen. Oblig. Series 2015, 4% 7/1/20 (FSA Insured)	400,000	447,540
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	787,920
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,079,990
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,620,000	2,220,680
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	500,000	603,545
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	110,000	121,666
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,278,350
5.25% 12/1/22	1,500,000	1,780,635
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	232,265

TOTAL ARIZONA		18,612,513

California - 13.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	1,600,000	1,820,976
California Edl. Facilities Auth. Rev. Series U6, 5% 5/1/45	3,400,000	4,810,354
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (c)	3,800,000	4,025,948
Series 2006:
5% 9/1/33 (Pre-Refunded to 9/1/16 @ 100)	970,000	984,502
5% 9/1/33 (Pre-Refunded to 9/1/16 @ 100)	525,000	532,765
5% 9/1/35 (Pre-Refunded to 9/1/16 @ 100)	190,000	192,841
Series 2007, 5.625% 5/1/20	20,000	20,077
5% 11/1/24	2,400,000	2,549,544
5% 9/1/31 (Pre-Refunded to 9/1/16 @ 100)	1,500,000	1,521,930
5% 9/1/32 (Pre-Refunded to 9/1/16 @ 100)	1,600,000	1,623,392
5% 9/1/35 (Pre-Refunded to 9/1/16 @ 100)	80,000	81,183
5.25% 12/1/33	20,000	20,069
5.25% 4/1/35	2,200,000	2,618,132
5.25% 3/1/38	3,900,000	4,188,639
5.25% 11/1/40	700,000	810,971
5.5% 8/1/27	2,100,000	2,319,324
5.5% 8/1/29	2,800,000	3,089,772
5.5% 8/1/30	2,000,000	2,206,520
5.5% 3/1/40	1,000,000	1,158,640
5.6% 3/1/36	400,000	466,580
6% 3/1/33	4,250,000	5,038,418
6% 4/1/38	5,300,000	6,044,544
6% 11/1/39	11,700,000	13,654,134
6.5% 4/1/33	3,850,000	4,479,591
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	2,000,000	2,294,940
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	28,405
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,375,000	1,564,049
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,280,000	1,460,800
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	3,017,300
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	2,400,000	2,932,992
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,694,272
5% 11/1/21	1,760,000	1,863,699
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,033,530
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,946,211
(Univ. Proj.) Series 2011 B, 5.25% 10/1/27 (Pre-Refunded to 10/1/21 @ 100)	3,500,000	4,272,940
(Various Cap. Proj.) Series 2012 G, 5% 11/1/24	650,000	790,225
(Various Cap. Projs.) Series 2012 A, 5% 4/1/24	3,190,000	3,834,986
Series 2009 G1, 5.75% 10/1/30	600,000	684,408
Series 2009 I:
6.125% 11/1/29	400,000	469,116
6.375% 11/1/34	1,000,000	1,178,320
Series 2010 A, 5.75% 3/1/30	1,000,000	1,159,010
California State Univ. Rev. Series 2009 A, 6% 11/1/40 (Pre-Refunded to 5/1/19 @ 100)	3,400,000	3,919,418
California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,097,540
California Stwd Cmnty. Dev. Auth. Series 2016:
3.25% 5/15/31	520,000	526,677
5% 5/15/29	1,250,000	1,504,800
5% 5/15/30	1,000,000	1,202,860
Long Beach Unified School District Series 2009:
5.5% 8/1/29	60,000	68,528
5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	940,000	1,078,152
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,455,000	1,737,998
Los Angeles Wastewtr. Sys. Rev. Series 2009 A:
5.75% 6/1/34	890,000	1,018,569
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	1,110,000	1,275,823
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,116,180
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,048,330
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,904,000
Oakland Unified School District Alameda County:
Series 2009 A, 6.25% 8/1/18	1,815,000	2,021,801
Series 2015 A, 5% 8/1/29 (FSA Insured)	1,395,000	1,695,260
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	604,820
Series B, 0% 8/1/39	3,700,000	1,648,091
Poway Unified School District Pub. Fing. 5% 9/1/24	1,000,000	1,200,120
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	800,000	596,192
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200,000	2,668,644
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,121,240
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	2,200,000	2,628,230
San Diego Unified School District:
Series 2008 C, 0% 7/1/39	4,700,000	2,052,396
Series 2008 E:
0% 7/1/47 (a)	1,300,000	771,654
0% 7/1/49	4,600,000	1,305,802
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (d)	2,200,000	2,478,938
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	1,100,000	1,236,323
San Marcos Unified School District Series 2010 B, 0% 8/1/47	11,900,000	3,364,130
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	945,320
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	90,000	90,285
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (Pre-Refunded to 8/1/18 @ 100)	6,300,000	6,993,315
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	939,020
Univ. of California Revs.:
Series 2016 O, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	145,000	163,954
Series 2016, 5.25% 5/15/39	275,000	305,267
Series O, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	80,000	90,329
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	1,000,000	1,225,490
Washington Township Health Care District Rev. Series 2010 A, 5.25% 7/1/30	1,100,000	1,177,803
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Pre-Refunded to 8/1/18 @ 100)	700,000	776,202
Series 2012, 5% 8/1/26	2,000,000	2,391,840

TOTAL CALIFORNIA		153,475,390

Colorado - 0.6%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,135,056
0% 7/15/22 (Escrowed to Maturity)	1,385,000	1,252,442
Colorado Health Facilities Auth. Rev. (Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,168,940
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,394,100
Series 2010 C, 5.25% 9/1/25	1,000,000	1,118,130

TOTAL COLORADO		7,068,668

Connecticut - 0.2%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	2,795,000	2,835,500
Delaware - 0.5%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	5,000,000	5,720,800
District Of Columbia - 0.8%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	1,860,000	2,199,673
District of Columbia Rev. Series B, 4.75% 6/1/32	500,000	557,280
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	1,345,520
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	2,893,416
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	2,723,700

TOTAL DISTRICT OF COLUMBIA		9,719,589

Florida - 11.0%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/26	750,000	923,310
Broward County Arpt. Sys. Rev. Series A:
5% 10/1/28 (d)	500,000	596,345
5% 10/1/31 (d)	1,000,000	1,179,930
5% 10/1/32 (d)	400,000	470,164
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/24	4,400,000	5,239,784
Series 2015 A:
5% 7/1/24	325,000	402,184
5% 7/1/26	1,200,000	1,479,528
5% 7/1/27	1,000,000	1,219,020
Series 2015 B, 5% 7/1/24	815,000	1,008,554
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34 (Pre-Refunded to 10/1/18 @ 100)	1,500,000	1,659,645
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/20	1,000,000	1,153,690
Series 2012 A1, 5% 6/1/21	1,500,000	1,763,640
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,560,000	3,039,821
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/28	2,060,000	2,497,935
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	800,000	843,376
Series A, 5.5% 6/1/38	400,000	439,564
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	1,000,000	1,147,610
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	1,000,000	1,127,880
Series 2015 C, 5% 10/1/40	1,000,000	1,111,700
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	350,000	430,826
5% 10/1/31	380,000	464,630
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	600,000	712,116
Series 2009 A, 6.25% 10/1/31 (Pre-Refunded to 10/1/19 @ 100)	500,000	587,370
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	205,000	224,590
5% 6/1/24	275,000	332,582
5% 6/1/26	250,000	299,338
5% 6/1/46	425,000	476,999
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	2,000,000	2,300,900
Hillsborough County Indl. Dev.:
(Gen. Hosp. Proj.) Series 2006, 5% 10/1/36	1,015,000	1,030,519
(H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/19	2,230,000	2,339,069
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	900,000	914,193
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,235,380
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,194,850
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/30 (FSA Insured)	600,000	706,656
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	1,050,000	1,205,705
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.375% 10/1/41	1,500,000	1,719,405
5.5% 10/1/30	1,000,000	1,182,190
Series 2012 A:
5% 10/1/21 (d)	1,900,000	2,239,853
5% 10/1/22 (d)	1,000,000	1,193,510
5% 10/1/31 (d)	1,500,000	1,708,365
Series 2014 A:
5% 10/1/28 (d)	1,000,000	1,181,020
5% 10/1/36 (d)	3,100,000	3,523,119
5% 10/1/37	1,825,000	2,147,824
Series 2015 A, 5% 10/1/35 (d)	2,100,000	2,396,625
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/23	750,000	919,050
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	500,000	570,320
Series 2014 B, 5% 7/1/28	1,000,000	1,203,070
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,166,180
Series 2015 A:
5% 5/1/27 (FSA Insured)	780,000	957,294
5% 5/1/29	4,075,000	4,847,457
Series 2015 B:
5% 5/1/27	4,650,000	5,630,918
5% 5/1/28	2,530,000	3,029,751
Series 2016 A, 5% 5/1/30	3,620,000	4,387,259
Series 2016 B, 5% 8/1/26	1,595,000	1,994,181
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	300,000	347,748
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,943,480
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	600,000	652,338
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,500,000	1,675,590
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,005,000	1,130,595
Series 2012 A, 5% 10/1/42	2,350,000	2,612,096
Series 2012 B, 5% 10/1/42	1,000,000	1,111,530
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/30	1,500,000	1,825,635
Series 2016 C, 5% 8/1/33	3,770,000	4,593,971
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	500,000	606,500
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/31	500,000	564,415
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/22	2,000,000	2,412,900
5% 8/1/25	800,000	1,006,952
Series 2015 D:
5% 8/1/28	680,000	832,680
5% 8/1/29	2,330,000	2,827,199
5% 8/1/30	2,405,000	2,900,502
5% 8/1/31	2,415,000	2,899,328
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	1,500,000	1,840,575
5% 10/1/29	1,000,000	1,210,370
5% 10/1/32	1,165,000	1,387,620
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,558,270
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	1,100,000	1,248,555
Series 2015 A:
4% 12/1/35	600,000	620,304
5% 12/1/40	300,000	339,456
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	410,000	490,532
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/29 (Build America Mutual Assurance Insured)	1,000,000	1,217,830
(Master Lease Prog.) Series 2014 B, 5% 8/1/26	340,000	414,827

TOTAL FLORIDA		128,028,592

Georgia - 2.6%
Atlanta Wtr. & Wastewtr. Rev.:
Series 2009 A:
6% 11/1/25 (Pre-Refunded to 11/1/19 @ 100)	3,000,000	3,521,370
6.25% 11/1/39 (Pre-Refunded to 11/1/19 @ 100)	3,500,000	4,138,260
5% 11/1/28	1,000,000	1,238,340
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	1,400,000	1,443,330
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	1,100,000	1,025,607
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,678,266
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	1,400,000	1,609,608
6.125% 9/1/40	1,605,000	1,815,993
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	1,400,000	1,673,238
Series GG, 5% 1/1/23	800,000	977,344
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	1,097,865
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,808,700
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art and Design Projs.) Series 2014, 5% 4/1/44	1,300,000	1,465,217
(The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/30	800,000	925,904
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,857,088
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	2,141,878

TOTAL GEORGIA		30,418,008

Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (d)	5,370,000	6,118,148
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/45	1,200,000	1,415,112

TOTAL HAWAII		7,533,260

Idaho - 0.6%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26 (Pre-Refunded to 9/15/18 @ 100)	1,415,000	1,575,249
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,351,620
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	400,000	455,448
Series 2015 ID, 5.5% 12/1/26	1,540,000	2,001,600
5% 12/1/24	1,000,000	1,257,730

TOTAL IDAHO		6,641,647

Illinois - 17.6%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,276,769
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	913,370
Series 2008 C:
5.25% 12/1/23	360,000	319,342
5.25% 12/1/24	245,000	213,956
Series 2009:
4% 12/1/16	60,000	61,183
4% 12/1/16	175,000	177,111
Series 2010 F, 5% 12/1/20	195,000	175,631
Series 2011 A:
5% 12/1/41	1,355,000	1,107,482
5.25% 12/1/41	605,000	502,144
Series 2012 A, 5% 12/1/42	525,000	426,521
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	4,391,257
Series 2009 A, 5% 1/1/22	305,000	314,013
Series 2012 A, 5% 1/1/33	875,000	845,189
Series 2012 C, 5% 1/1/23	770,000	785,531
Series A, 5% 1/1/42 (AMBAC Insured)	15,000	14,999
5% 1/1/34	2,000,000	1,927,160
5% 1/1/35	1,650,000	1,584,132
Chicago Midway Arpt. Rev. Series 2014 A, 5% 1/1/28 (d)	4,200,000	4,857,846
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,405,000	1,439,886
Series 2011 C, 6.5% 1/1/41	2,335,000	2,820,890
Series 2013 D, 5% 1/1/27	2,200,000	2,589,972
Chicago Park District Gen. Oblig.:
Series 2013 A:
5.5% 1/1/33	500,000	574,975
5.75% 1/1/38	1,000,000	1,147,780
Series 2014 C, 5% 1/1/25	1,740,000	1,971,368
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	5,000,000	5,643,250
Cmnty. College District #525 Gen. Oblig.:
5.75% 6/1/28	625,000	683,369
5.75% 6/1/28 (Pre-Refunded to 6/1/18 @ 100)	375,000	413,123
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	1,000,000	1,144,250
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,050,260
Series 2010 A, 5.25% 11/15/33	3,250,000	3,466,678
Series 2012 C:
5% 11/15/24	1,700,000	1,889,618
5% 11/15/25 (FSA Insured)	2,600,000	2,912,832
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006, 5.5% 5/1/23	985,000	985,000
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35 (Pre-Refunded to 10/1/18 @ 100)	1,600,000	1,787,296
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,000,000	1,140,610
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,341,960
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,406,418
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,485,000	1,581,926
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,720,417
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,930,000	2,087,720
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,310,000	2,668,812
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	5,000,000	5,765,600
5.375% 5/15/30	1,110,000	1,266,388
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,700,000	3,056,886
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	1,500,000	1,756,815
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	1,445,000	1,692,398
Series B, 5.25% 11/1/35 (Pre-Refunded to 11/1/18 @ 100)	2,905,000	3,227,862
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	350,000	374,490
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,242,681
Series 2008 A:
5.625% 1/1/37	5,115,000	5,422,718
6.25% 2/1/33 (AMBAC Insured)	150,000	162,579
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,330,000	1,543,372
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	80,000	95,302
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	2,850,000	3,406,605
Series 2010 A:
5.5% 8/15/24	545,000	608,411
5.75% 8/15/29	360,000	403,045
Series 2012 A:
5% 5/15/20	500,000	566,100
5% 5/15/23	300,000	353,127
Series 2012:
4% 9/1/32	1,315,000	1,338,499
5% 9/1/32	1,900,000	2,130,147
5% 9/1/38	2,300,000	2,532,484
5% 11/15/43	820,000	888,757
Series 2013:
5% 11/15/24	500,000	584,065
5% 11/15/27	100,000	113,621
5% 5/15/43	1,700,000	1,771,774
Series 2015 A, 5% 11/15/45	455,000	518,604
Series 2015 C:
5% 8/15/35	1,035,000	1,172,852
5% 8/15/44	5,600,000	6,241,648
5% 11/15/21	600,000	711,054
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	1,000,000	1,077,530
5.5% 1/1/31	1,000,000	1,197,160
Series 2010:
5% 1/1/21 (FSA Insured)	500,000	549,675
5% 1/1/23 (FSA Insured)	1,300,000	1,418,144
Series 2012 A, 5% 1/1/33	800,000	844,256
Series 2012:
5% 8/1/19	465,000	507,794
5% 8/1/21	400,000	444,256
5% 3/1/23	1,000,000	1,106,120
5% 8/1/23	700,000	789,033
5% 3/1/36	1,000,000	1,051,450
Series 2013 A, 5% 4/1/35	300,000	318,687
Series 2013, 5% 1/1/22	2,175,000	2,352,806
Series 2014:
5% 2/1/22	1,000,000	1,113,090
5% 4/1/28	200,000	217,822
5% 5/1/32	500,000	538,520
5.25% 2/1/29	1,600,000	1,768,928
5% 2/1/26	415,000	459,247
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,152,780
5.25% 5/15/32 (FSA Insured)	360,000	387,500
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/26	17,545,000	21,484,357
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/40	2,300,000	2,673,888
Series 2015 B, 5% 1/1/40	1,300,000	1,520,129
Series 2016 A, 5% 12/1/32	2,400,000	2,886,816
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,847,140
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2014, 6.5% 1/1/20 (Escrowed to Maturity)	65,000	77,680
0% 12/1/17 (AMBAC Insured)	905,000	882,701
0% 12/1/17 (Escrowed to Maturity)	95,000	93,578
6.5% 1/1/20 (AMBAC Insured)	385,000	456,290
6.5% 1/1/20 (Escrowed to Maturity)	650,000	776,802
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/36	3,400,000	3,917,820
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	761,236
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,623,489
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	800,000	656,408
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	3,489,218
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	822,260
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,900,000	3,384,122
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,080,000	464,422
Series 2010 B1:
0% 6/15/43 (FSA Insured)	5,310,000	1,627,196
0% 6/15/44 (FSA Insured)	4,700,000	1,375,032
0% 6/15/45 (FSA Insured)	2,600,000	726,024
0% 6/15/47 (FSA Insured)	2,040,000	518,690
Series 2012 B, 0% 12/15/51	2,900,000	502,193
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265,000	1,079,538
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	2,382,792
0% 6/15/16	1,615,000	1,612,529
0% 6/15/16 (Escrowed to Maturity)	265,000	264,828
Quincy Hosp. Rev. Series 2007, 5% 11/15/18	1,000,000	1,061,550
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	425,000	449,081
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,475,696
Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,940,000	3,347,484
Series 2010 A:
5% 4/1/25	1,000,000	1,121,840
5.25% 4/1/30	1,000,000	1,130,030
Series 2013:
6% 10/1/42	900,000	1,063,710
6.25% 10/1/38	900,000	1,053,207
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (FSA Insured)	825,000	821,007
0% 11/1/19 (Escrowed to Maturity)	790,000	756,891
0% 11/1/19 (FSA Insured)	5,085,000	4,824,801

TOTAL ILLINOIS		204,617,203

Indiana - 2.7%
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	4,408,513
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,113,370
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,215,120
Series 2012:
5% 3/1/30	675,000	760,077
5% 3/1/41	1,290,000	1,407,442
Series 2015 A, 5.25% 2/1/32	1,040,000	1,281,415
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/24	400,000	477,404
Series 2015 A:
5% 10/1/28	1,000,000	1,232,840
5% 10/1/45	4,340,000	4,984,186
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	989,860
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,022,600
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/26	4,900,000	5,773,278
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,222,067
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/28 (Pre-Refunded to 7/1/19 @ 100)	660,000	745,609
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	3,096,447

TOTAL INDIANA		30,730,228

Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,350,456
Kansas - 0.8%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,167,501
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	870,000	789,508
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/26	1,950,000	2,313,714
Series 2016 A:
5% 9/1/40	1,400,000	1,620,066
5% 9/1/45	1,800,000	2,070,324

TOTAL KANSAS		8,961,113

Kentucky - 2.0%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,111,930
Series 2010 A, 6% 6/1/30	315,000	361,141
Series 2015 A:
4.5% 6/1/46	520,000	531,066
5.25% 6/1/50	3,165,000	3,463,523
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	1,056,440
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	1,850,000	2,264,937
Series 2016 B, 5% 11/1/26	10,000,000	12,325,800
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	500,000	586,090
5.75% 10/1/38	1,355,000	1,594,930

TOTAL KENTUCKY		23,295,857

Louisiana - 1.3%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	1,250,000	1,434,575
Louisiana Gen. Oblig. Series 2016 B:
5% 8/1/27	3,585,000	4,448,842
5% 8/1/28	1,190,000	1,465,771
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	400,000	471,600
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2015 B, 5% 1/1/30 (d)	1,000,000	1,166,400
Series 2007 A, 5.25% 1/1/19 (FSA Insured) (d)	1,570,000	1,660,715
New Orleans Gen. Oblig. Series 2012, 5% 12/1/23	2,250,000	2,684,633
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	1,200,000	1,408,356

TOTAL LOUISIANA		14,740,892

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2008 D:
5.75% 7/1/38	770,000	844,236
5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	330,000	364,805
Maine Tpk. Auth. Tpk. Rev. Series 2015, 5% 7/1/38	670,000	799,069

TOTAL MAINE		2,008,110

Maryland - 0.5%
Baltimore Proj. Rev. (Wtr. Projs.) Series 2009 A:
5.375% 7/1/34	315,000	355,424
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	185,000	210,534
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,010,000	1,122,373
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,092,310
Series 2010, 5.125% 7/1/39	900,000	980,154
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	255,000	267,444
Series 2010, 5.625% 7/1/30	500,000	556,725
Series 2015, 5% 7/1/40	1,000,000	1,140,170
4% 7/1/42	275,000	284,042

TOTAL MARYLAND		6,009,176

Massachusetts - 0.4%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,591,632
Series 2011 I, 6.75% 1/1/36	1,000,000	1,172,770
Series 2015 D, 5% 7/1/44	890,000	1,002,710
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,070,940

TOTAL MASSACHUSETTS		4,838,052

Michigan - 2.6%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	500,000	545,290
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	2,807,840
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,164,290
Grand Rapids Pub. Schools Series 2016, 5% 5/1/26 (FSA Insured)	3,065,000	3,852,920
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	500,000	583,750
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,188,550
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 I, 5% 4/15/30	5,000,000	6,078,800
5% 4/15/33	2,500,000	2,985,825
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	1,150,000	1,333,333
5% 6/1/21 (Escrowed to Maturity)	350,000	416,430
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	500,000	608,375
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	1,100,000	1,338,425
Series 2012, 5% 11/15/42	2,175,000	2,389,259
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,000,000	1,098,650
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,985,000	2,267,307
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	435,000	496,866
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	80,000	90,740
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	600,000	703,056

TOTAL MICHIGAN		29,949,706

Minnesota - 0.4%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,708,063
Minneapolis Health Care Sys. Rev.:
6.5% 11/15/38	845,000	946,155
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	155,000	177,131
Minnesota Gen. Oblig. 5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	25,000	26,317
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,600,000	1,839,456

TOTAL MINNESOTA		4,697,122

Missouri - 0.3%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	200,000	204,272
3.25% 2/1/28	200,000	204,654
4% 2/1/40	100,000	103,037
5% 2/1/29	1,240,000	1,467,379
5% 2/1/36	400,000	457,192
5% 2/1/45	600,000	673,530

TOTAL MISSOURI		3,110,064

Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.925% 12/1/17 (c)	1,100,000	1,092,102
Douglas County Hosp. Auth. #2 Health Facilities Rev. 6% 8/15/24	740,000	791,682
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/26 (Pre-Refunded to 1/1/18 @ 100)	1,225,000	1,311,473
Series 2016 A, 5% 1/1/41	2,000,000	2,336,820
Series 2016 B, 5% 1/1/40	1,130,000	1,323,411

TOTAL NEBRASKA		6,855,488

Nevada - 0.6%
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,132,800
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	4,530,000	5,470,247

TOTAL NEVADA		6,603,047

New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,830,000	2,054,321
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	1,100,000	1,152,965
Series 2012:
4% 7/1/32	400,000	414,120
5% 7/1/27	500,000	564,525

TOTAL NEW HAMPSHIRE		4,185,931

New Jersey - 2.5%
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,069,460
New Jersey Econ. Dev. Auth. Rev.:
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,091,190
Series 2013 NN, 5% 3/1/27	11,810,000	12,899,118
Series 2013:
5% 3/1/23	2,200,000	2,452,384
5% 3/1/24	3,000,000	3,328,590
5% 3/1/25	300,000	329,580
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	25,000	27,811
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	1,700,000	1,867,875
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	458,004
Series 2014 AA, 5% 6/15/23	5,250,000	5,860,943

TOTAL NEW JERSEY		29,384,955

New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,275,700
New York - 8.1%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	2,700,000	3,172,797
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	75,000	75,284
New York City Gen. Oblig.:
Series 2007 D1:
5.125% 12/1/22	790,000	844,012
5.125% 12/1/22 (Pre-Refunded to 12/1/17 @ 100)	200,000	213,902
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,647,300
Series 2009 I1, 5.625% 4/1/29	600,000	681,384
Series 2012 A1, 5% 8/1/24	1,300,000	1,541,488
Series 2012 E, 5% 8/1/24	5,000,000	5,953,100
Series 2012 G1, 5% 4/1/25	2,500,000	2,988,250
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	600,000	639,144
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	2,300,000	2,532,530
Series 2009 CC, 5% 6/15/34	2,100,000	2,268,798
Series 2009 FF 2, 5.5% 6/15/40	3,000,000	3,407,880
Series 2011 EE, 5.375% 6/15/43	4,000,000	4,672,840
Series 2013 CC, 5% 6/15/47	4,000,000	4,679,160
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,101,000
Series 2009 S3:
5.25% 1/15/34	2,500,000	2,773,525
5.25% 1/15/39	1,000,000	1,104,620
Series 2009 S4:
5.5% 1/15/39	850,000	949,595
5.75% 1/15/39	1,600,000	1,798,080
Series 2015 S1, 5% 7/15/43	5,000,000	5,839,500
Series 2015 S2, 5% 7/15/35	1,770,000	2,125,062
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400,000	3,850,670
5% 2/15/34	1,100,000	1,212,684
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	95,000	98,982
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A:
5.5% 11/15/39	4,560,000	5,059,366
5.5% 11/15/39 (Pre-Refunded to 11/15/18 @ 100)	440,000	492,175
Series 2009 B, 5% 11/15/34	1,200,000	1,357,164
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,176,583
Series 2008 A, 5.25% 11/15/36	3,700,000	3,923,665
Series 2008, 6.5% 11/15/28	255,000	290,371
Series 2010 D, 5.25% 11/15/40	1,400,000	1,607,256
Series 2012 D, 5% 11/15/25	4,600,000	5,572,486
Series 2014 B, 5% 11/15/44	1,500,000	1,733,505
Series 2015 A1, 5% 11/15/45	2,600,000	3,035,526
Series 2015 D1, 5% 11/15/29	5,000,000	6,173,550
6.5% 11/15/28 (Pre-Refunded to 11/15/18 @ 100)	745,000	850,961
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/23 (FSA Insured)	1,125,000	1,281,713
Tobacco Settlement Fing. Corp. Series 2013 B:
5% 6/1/20	1,900,000	1,907,448
5% 6/1/21	800,000	802,824
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	1,000,000	1,200,470

TOTAL NEW YORK		93,636,650

North Carolina - 0.7%
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	800,000	875,664
5% 11/1/30 (FSA Insured)	1,275,000	1,382,763
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26 (Pre-Refunded to 1/1/19 @ 100)	2,200,000	2,437,622
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,809,008
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009, 5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	715,000	792,227
5% 1/1/30	285,000	310,895

TOTAL NORTH CAROLINA		7,608,179

North Dakota - 0.3%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	831,150
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,508,794

TOTAL NORTH DAKOTA		3,339,944

Ohio - 1.3%
American Muni. Pwr., Inc. Rev. (Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	2,000,000	2,384,200
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	800,000	802,456
5% 6/1/17	925,000	965,580
Columbus City School District 5% 12/1/29 (b)	300,000	365,166
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	670,000	808,529
Lake County Hosp. Facilities Rev.:
Series 2015, 5% 8/15/29	400,000	464,720
5.75% 8/15/38	165,000	180,309
5.75% 8/15/38 (Pre-Refunded to 8/15/18 @ 100)	835,000	927,810
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,479,264
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	2,067,200
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	400,000	427,044
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	2,600,000	995,176
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	1,500,000	1,505,175
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,550,850
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/34 (b)	445,000	525,607

TOTAL OHIO		15,449,086

Oklahoma - 0.8%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/29	700,000	832,321
5% 10/1/39	150,000	171,389
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22 (Pre-Refunded to 8/15/18 @ 100)	2,865,000	3,167,286
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	1,775,000	1,970,996
Series 2012, 5% 2/15/21	400,000	467,972
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	1,295,000	1,517,002
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,543,290

TOTAL OKLAHOMA		9,670,256

Oregon - 0.1%
Yamhill County School District #029J Newberg 5.5% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,139,930
Pennsylvania - 1.5%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,234,541
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	500,000	658,180
Mifflin County School District Series 2007, 7.75% 9/1/30 (Pre-Refunded to 9/1/17 @ 100)	400,000	437,176
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/27	800,000	999,968
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	600,000	707,364
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A, 5% 10/1/25	1,045,000	1,180,213
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 3/15/29	2,780,000	3,329,411
Series 2015, 5% 3/15/33	850,000	1,000,969
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	2,400,000	2,715,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Ninth Series, 5.25% 8/1/40	800,000	891,056
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,484,800

TOTAL PENNSYLVANIA		17,638,678

South Carolina - 4.2%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B, 5% 3/1/20 (b)	735,000	809,331
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Pre-Refunded to 12/1/17 @ 100)	1,000,000	1,065,440
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/26	1,400,000	1,675,030
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	1,400,000	1,605,814
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	5,000,000	5,572,800
Series 2012 B, 5% 12/1/20	2,500,000	2,921,650
Series 2013 E, 5.5% 12/1/53	6,100,000	7,085,943
Series 2014 A:
5% 12/1/49	3,640,000	4,141,774
5.5% 12/1/54	2,500,000	2,939,325
Series 2014 C, 5% 12/1/46	700,000	801,157
Series 2015 A, 5% 12/1/50	7,245,000	8,246,549
Series 2015 C, 5% 12/1/19	8,000,000	9,105,840
Series 2015 E, 5.25% 12/1/55	1,100,000	1,281,720
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	995,000	1,079,575

TOTAL SOUTH CAROLINA		48,331,948

Tennessee - 0.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/16	1,500,000	1,538,580
Jackson Hosp. Rev.:
5.75% 4/1/41	270,000	290,920
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	730,000	794,941
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (d)	1,600,000	1,848,592
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	400,000	404,992

TOTAL TENNESSEE		4,878,025

Texas - 8.5%
Austin Arpt. Sys. Rev. Series 2014:
5% 11/15/28 (d)	500,000	587,515
5% 11/15/39 (d)	1,700,000	1,921,425
5% 11/15/44 (d)	4,690,000	5,263,728
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	1,000,000	1,103,730
Central Reg'l. Mobility Auth. Series 2015 A:
5% 1/1/28	1,300,000	1,553,942
5% 1/1/31	475,000	559,308
5% 1/1/45	1,000,000	1,141,020
Comal Independent School District 5.25% 2/1/23	35,000	37,707
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	1,600,000	1,923,888
5.25% 7/15/18 (FSA Insured)	1,000,000	1,053,520
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/24	1,000,000	1,021,520
Series 2012 D, 5% 11/1/42 (d)	400,000	438,104
Series 2012 H, 5% 11/1/42 (d)	1,000,000	1,095,260
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	300,000	329,673
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,338,396
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	220,000	248,094
5.25% 10/1/51	8,500,000	9,847,420
5.5% 4/1/53	1,000,000	1,142,100
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	8,593,280
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	859,280
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/24 (d)	1,250,000	1,432,888
Series 2012 A, 5% 7/1/23 (d)	600,000	701,520
Lewisville Independent School District 0% 8/15/19	2,340,000	2,264,675
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/26 (d)	1,000,000	1,218,670
5% 11/1/28 (d)	3,325,000	3,973,841
Mansfield Independent School District 5.5% 2/15/17	25,000	25,096
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,100,000	1,441,066
Series 2009 A, 6.25% 1/1/39	1,800,000	2,025,468
Series 2011 A:
5.5% 9/1/41	2,300,000	2,735,367
6% 9/1/41	1,200,000	1,472,580
Series 2011 D, 5% 9/1/28	2,300,000	2,711,746
Series 2014 A, 5% 1/1/25	1,000,000	1,225,540
Series 2015 B, 5% 1/1/40	2,000,000	2,290,340
6% 1/1/24	230,000	248,545
San Antonio Arpt. Sys. Rev. 5.25% 7/1/18 (FSA Insured) (d)	2,505,000	2,619,228
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,071,940
Series 2012, 5.25% 2/1/25	800,000	1,032,024
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,387,201
(Scott & White Healthcare Proj.) Series 2013 A, 4% 8/15/43	500,000	528,440
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	480,000	538,243
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	620,000	695,231
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/44	4,065,000	4,821,090
Series 2016:
5% 4/1/40 (b)	1,200,000	1,453,620
5% 4/1/41 (b)	4,000,000	4,833,720
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	75,000	80,983
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	725,000	784,276
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/16	1,465,000	1,462,099
0% 9/1/16 (Escrowed to Maturity)	535,000	534,010
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,437,012
Series 2013, 6.75% 6/30/43 (d)	2,400,000	2,966,424
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,600,000	1,686,816
Series 2015 A, 5% 10/15/45	1,500,000	1,788,720
Univ. of Texas Board of Regents Sys. Rev. 4.75% 8/15/27	590,000	607,671
Waller Independent School District:
5.5% 2/15/28 (Pre-Refunded to 2/15/18 @ 100)	1,670,000	1,812,518
5.5% 2/15/37 (Pre-Refunded to 2/15/18 @ 100)	2,100,000	2,279,214

TOTAL TEXAS		98,246,732

Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/20	850,000	973,735
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	1,200,000	1,311,696

TOTAL UTAH		2,285,431

Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (Pre-Refunded to 6/1/18 @ 100)	2,600,000	2,853,786
Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/30	1,250,000	1,463,163
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37 (b)	120,000	125,381
5% 6/15/30 (b)	400,000	479,744
5% 6/15/33 (b)	425,000	502,308
Univ. of Virginia Gen. Rev. Series 2015 A, 5% 4/1/45	1,000,000	1,196,760
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	500,000	586,555
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	1,000,000	1,138,690

TOTAL VIRGINIA		5,492,601

Washington - 1.7%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	988,810
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,173,680
King County Swr. Rev. Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	1,000,000	1,115,960
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/24 (d)	560,000	670,723
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/27	1,500,000	1,777,005
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	1,200,000	1,161,684
Series S5, 0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,197,754
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,355,230
(MultiCare Health Sys. Proj.) Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,000,000	1,163,070
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	2,270,000	2,622,122
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	1,400,000	1,617,952
Series 2015, 5% 1/1/27	700,000	826,098

TOTAL WASHINGTON		19,670,088

West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,104,330
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	1,100,000	1,261,513

TOTAL WEST VIRGINIA		2,365,843

Wisconsin - 0.7%
Wisconsin Health & Edl. Facilities:
Series 2014, 4% 5/1/33	510,000	512,428
Series 2016 A, 5% 11/15/39 (b)	3,410,000	4,070,858
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	500,000	565,420
5.75% 7/1/30	500,000	578,340
Series 2013 B, 5% 7/1/36	925,000	1,043,345
Series 2012:
5% 6/1/27	300,000	346,965
5% 6/1/39	490,000	536,070

TOTAL WISCONSIN		7,653,426

Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,700,000	1,926,967
TOTAL MUNICIPAL BONDS
(Cost $1,016,821,470)		1,102,731,891

Municipal Notes - 0.1%
Kentucky - 0.1%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17
(Cost $1,549,440)	1,500,000	1,564,110
TOTAL INVESTMENT PORTFOLIO - 95.2%
(Cost $1,018,370,910)		1,104,296,001
NET OTHER ASSETS (LIABILITIES) - 4.8%		55,249,826
NET ASSETS - 100%		$1,159,545,827

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	32.3%
Health Care	15.9%
Transportation	14.5%
Escrowed/Pre-Refunded	10.4%
Electric Utilities	8.2%
Special Tax	5.0%
Others* (Individually Less Than 5%)	13.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,018,370,910)		$1,104,296,001
Cash		58,628,916
Receivable for fund shares sold		1,678,270
Interest receivable		13,353,384
Prepaid expenses		700
Receivable from investment adviser for expense reductions		13,733
Other receivables		1,347
Total assets		1,177,972,351
Liabilities
Payable for investments purchased on a delayed delivery basis	$15,397,877
Payable for fund shares redeemed	1,783,144
Distributions payable	468,562
Accrued management fee	336,268
Distribution and service plan fees payable	232,351
Other affiliated payables	163,260
Other payables and accrued expenses	45,062
Total liabilities		18,426,524
Net Assets		$1,159,545,827
Net Assets consist of:
Paid in capital		$1,072,519,933
Undistributed net investment income		658,442
Accumulated undistributed net realized gain (loss) on investments		442,361
Net unrealized appreciation (depreciation) on investments		85,925,091
Net Assets		$1,159,545,827
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($398,302,002 ÷ 29,231,641 shares)		$13.63
Maximum offering price per share (100/96.00 of $13.63)		$14.20
Class T:
Net Asset Value and redemption price per share ($176,936,357 ÷ 12,946,113 shares)		$13.67
Maximum offering price per share (100/96.00 of $13.67)		$14.24
Class B:
Net Asset Value and offering price per share ($2,352,679 ÷ 173,224 shares)(a)		$13.58
Class C:
Net Asset Value and offering price per share ($133,028,308 ÷ 9,739,387 shares)(a)		$13.66
Class I:
Net Asset Value, offering price and redemption price per share ($448,926,481 ÷ 33,123,223 shares)		$13.55

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Interest		$20,321,396
Expenses
Management fee	$1,935,896
Transfer agent fees	843,367
Distribution and service plan fees	1,352,474
Accounting fees and expenses	109,454
Custodian fees and expenses	4,198
Independent trustees' compensation	2,376
Registration fees	61,434
Audit	28,803
Legal	1,722
Miscellaneous	22,978
Total expenses before reductions	4,362,702
Expense reductions	(92,958)	4,269,744
Net investment income (loss)		16,051,652
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		579,457
Total net realized gain (loss)		579,457
Change in net unrealized appreciation (depreciation) on investment securities		19,749,344
Net gain (loss)		20,328,801
Net increase (decrease) in net assets resulting from operations		$36,380,453

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,051,652	$32,064,029
Net realized gain (loss)	579,457	8,081,131
Change in net unrealized appreciation (depreciation)	19,749,344	(14,056,180)
Net increase (decrease) in net assets resulting from operations	36,380,453	26,088,980
Distributions to shareholders from net investment income	(16,037,633)	(32,013,498)
Distributions to shareholders from net realized gain	(7,430,609)	(3,075,920)
Total distributions	(23,468,242)	(35,089,418)
Share transactions - net increase (decrease)	135,003,096	55,427,860
Total increase (decrease) in net assets	147,915,307	46,427,422
Net Assets
Beginning of period	1,011,630,520	965,203,098
End of period (including undistributed net investment income of $658,442 and undistributed net investment income of $644,423, respectively)	$1,159,545,827	$1,011,630,520

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Municipal Income Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.47	$13.59	$13.00	$13.74	$12.95	$12.99
Income from Investment Operations
Net investment income (loss)A	.202	.438	.462	.453	.460	.479
Net realized and unrealized gain (loss)	.258	(.076)	.682	(.738)	.789	(.041)
Total from investment operations	.460	.362	1.144	(.285)	1.249	.438
Distributions from net investment income	(.202)	(.439)	(.461)	(.451)	(.457)	(.478)
Distributions from net realized gain	(.098)	(.043)	(.093)	(.004)	(.002)	–
Total distributions	(.300)	(.482)	(.554)	(.455)	(.459)	(.478)
Net asset value, end of period	$13.63	$13.47	$13.59	$13.00	$13.74	$12.95
Total ReturnB,C,D	3.46%	2.71%	9.02%	(2.12)%	9.77%	3.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%G	.81%	.79%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.80%G	.80%	.79%	.77%	.77%	.77%
Expenses net of all reductions	.80%G	.80%	.79%	.77%	.77%	.77%
Net investment income (loss)	3.01%G	3.25%	3.49%	3.36%	3.42%	3.80%
Supplemental Data
Net assets, end of period (000 omitted)	$398,302	$374,081	$325,539	$335,492	$430,231	$368,789
Portfolio turnover rateH	6%G	14%	10%	12%	6%	8%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Municipal Income Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.51	$13.63	$13.03	$13.77	$12.99	$13.02
Income from Investment Operations
Net investment income (loss)A	.203	.443	.466	.454	.462	.481
Net realized and unrealized gain (loss)	.258	(.079)	.691	(.739)	.778	(.032)
Total from investment operations	.461	.364	1.157	(.285)	1.240	.449
Distributions from net investment income	(.203)	(.441)	(.464)	(.451)	(.458)	(.479)
Distributions from net realized gain	(.098)	(.043)	(.093)	(.004)	(.002)	–
Total distributions	(.301)	(.484)	(.557)	(.455)	(.460)	(.479)
Net asset value, end of period	$13.67	$13.51	$13.63	$13.03	$13.77	$12.99
Total ReturnB,C,D	3.46%	2.72%	9.10%	(2.12)%	9.67%	3.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.79%	.78%	.77%	.76%	.76%
Expenses net of fee waivers, if any	.80%G	.79%	.78%	.77%	.76%	.76%
Expenses net of all reductions	.80%G	.79%	.78%	.77%	.76%	.76%
Net investment income (loss)	3.01%G	3.26%	3.51%	3.37%	3.42%	3.80%
Supplemental Data
Net assets, end of period (000 omitted)	$176,936	$170,263	$204,607	$207,208	$247,622	$225,908
Portfolio turnover rateH	6%G	14%	10%	12%	6%	8%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Municipal Income Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.42	$13.54	$12.96	$13.69	$12.92	$12.96
Income from Investment Operations
Net investment income (loss)A	.162	.361	.375	.361	.367	.393
Net realized and unrealized gain (loss)	.258	(.079)	.673	(.727)	.772	(.040)
Total from investment operations	.420	.282	1.048	(.366)	1.139	.353
Distributions from net investment income	(.162)	(.359)	(.375)	(.360)	(.367)	(.393)
Distributions from net realized gain	(.098)	(.043)	(.093)	(.004)	(.002)	–
Total distributions	(.260)	(.402)	(.468)	(.364)	(.369)	(.393)
Net asset value, end of period	$13.58	$13.42	$13.54	$12.96	$13.69	$12.92
Total ReturnB,C,D	3.16%	2.11%	8.26%	(2.72)%	8.90%	2.85%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.40%G	1.39%	1.45%	1.45%	1.45%	1.46%
Expenses net of fee waivers, if any	1.40%G	1.39%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.40%G	1.39%	1.45%	1.45%	1.45%	1.45%
Net investment income (loss)	2.41%G	2.67%	2.84%	2.68%	2.74%	3.12%
Supplemental Data
Net assets, end of period (000 omitted)	$2,353	$3,237	$4,932	$6,951	$11,187	$12,983
Portfolio turnover rateH	6%G	14%	10%	12%	6%	8%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Municipal Income Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.50	$13.62	$13.03	$13.77	$12.98	$13.02
Income from Investment Operations
Net investment income (loss)A	.152	.339	.363	.351	.358	.383
Net realized and unrealized gain (loss)	.258	(.078)	.681	(.739)	.788	(.042)
Total from investment operations	.410	.261	1.044	(.388)	1.146	.341
Distributions from net investment income	(.152)	(.338)	(.361)	(.348)	(.354)	(.381)
Distributions from net realized gain	(.098)	(.043)	(.093)	(.004)	(.002)	–
Total distributions	(.250)	(.381)	(.454)	(.352)	(.356)	(.381)
Net asset value, end of period	$13.66	$13.50	$13.62	$13.03	$13.77	$12.98
Total ReturnB,C,D	3.07%	1.94%	8.19%	(2.86)%	8.92%	2.74%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.57%G	1.56%	1.55%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.55%G	1.55%	1.55%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.55%G	1.55%	1.55%	1.54%	1.53%	1.54%
Net investment income (loss)	2.26%G	2.50%	2.74%	2.60%	2.65%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$133,028	$117,528	$118,088	$123,530	$155,834	$130,949
Portfolio turnover rateH	6%G	14%	10%	12%	6%	8%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Municipal Income Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.40	$13.51	$12.93	$13.67	$12.89	$12.93
Income from Investment Operations
Net investment income (loss)A	.217	.470	.493	.481	.490	.505
Net realized and unrealized gain (loss)	.249	(.067)	.674	(.735)	.782	(.039)
Total from investment operations	.466	.403	1.167	(.254)	1.272	.466
Distributions from net investment income	(.218)	(.470)	(.494)	(.482)	(.490)	(.506)
Distributions from net realized gain	(.098)	(.043)	(.093)	(.004)	(.002)	–
Total distributions	(.316)	(.513)	(.587)	(.486)	(.492)	(.506)
Net asset value, end of period	$13.55	$13.40	$13.51	$12.93	$13.67	$12.89
Total ReturnB,C	3.52%	3.03%	9.27%	(1.90)%	10.00%	3.79%
Ratios to Average Net AssetsD,E
Expenses before reductions	.57%F	.57%	.54%	.54%	.53%	.54%
Expenses net of fee waivers, if any	.55%F	.55%	.54%	.54%	.53%	.54%
Expenses net of all reductions	.55%F	.55%	.54%	.54%	.53%	.54%
Net investment income (loss)	3.26%F	3.50%	3.75%	3.60%	3.66%	4.02%
Supplemental Data
Net assets, end of period (000 omitted)	$448,926	$346,521	$312,038	$290,117	$362,588	$305,538
Portfolio turnover rateG	6%F	14%	10%	12%	6%	8%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Advisor Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$87,303,492
Gross unrealized depreciation	(987,764)
Net unrealized appreciation (depreciation) on securities	$86,315,728
Tax cost	$1,017,980,273

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $116,680,758 and $31,416,496, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$492,659	$12,526
Class T	-%	.25%	216,908	-
Class B	.65%	.25%	12,495	9,024
Class C	.75%	.25%	630,412	77,724
			$1,352,474	$99,274

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$24,377
Class T	4,208
Class B(a)	1,053
Class C(a)	5,074
$34,712

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$314,832.16
Class T	119,915.14
Class B	1,201.09
Class C	101,020.16
Class I	306,399.16
	$843,367

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $953 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.80%	$36,145
Class C	1.55%	14,256
Class I	.55%	36,474
		$86,875

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,954.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,129.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$5,894,679	$11,209,786
Class T	2,598,310	6,254,506
Class B	33,426	109,257
Class C	1,412,829	2,952,064
Class I	6,098,389	11,487,885
Total	$16,037,633	$32,013,498
From net realized gain
Class A	$2,737,715	$1,040,888
Class T	1,238,857	645,322
Class B	21,921	15,321
Class C	861,022	375,706
Class I	2,571,094	998,683
Total	$7,430,609	$3,075,920

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	5,225,134	7,321,054	$70,573,608	$98,457,911
Reinvestment of distributions	568,113	799,176	7,662,693	10,802,339
Shares redeemed	(4,338,696)	(4,304,331)	(58,723,590)	(58,024,074)
Net increase (decrease)	1,454,551	3,815,899	$19,512,711	$51,236,176
Class T
Shares sold	812,050	962,158	$11,015,424	$13,077,839
Reinvestment of distributions	245,544	428,699	3,321,606	5,816,600
Shares redeemed	(716,210)	(3,800,963)	(9,714,941)	(51,056,487)
Net increase (decrease)	341,384	(2,410,106)	$4,622,089	$(32,162,048)
Class B
Shares sold	4,203	6,377	$56,741	$85,790
Reinvestment of distributions	3,118	6,565	41,876	88,546
Shares redeemed	(75,252)	(135,960)	(1,012,860)	(1,833,365)
Net increase (decrease)	(67,931)	(123,018)	$(914,243)	$(1,659,029)
Class C
Shares sold	1,701,310	1,517,186	$23,062,249	$20,585,033
Reinvestment of distributions	137,625	198,543	1,859,559	2,691,008
Shares redeemed	(805,496)	(1,680,675)	(10,924,366)	(22,745,447)
Net increase (decrease)	1,033,439	35,054	$13,997,442	$530,594
Class I
Shares sold	10,282,871	8,159,687	$138,499,081	$109,757,534
Reinvestment of distributions	495,314	715,538	6,645,961	9,622,256
Shares redeemed	(3,522,379)	(6,096,917)	(47,359,945)	(81,897,623)
Net increase (decrease)	7,255,806	2,778,308	$97,785,097	$37,482,167

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	.80%
Actual		$1,000.00	$1,034.60	$4.05
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Class T	.80%
Actual		$1,000.00	$1,034.60	$4.05
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Class B	1.40%
Actual		$1,000.00	$1,031.60	$7.07
Hypothetical-C		$1,000.00	$1,017.90	$7.02
Class C	1.55%
Actual		$1,000.00	$1,030.70	$7.83
Hypothetical-C		$1,000.00	$1,017.16	$7.77
Class I	.55%
Actual		$1,000.00	$1,035.20	$2.78
Hypothetical-C		$1,000.00	$1,022.13	$2.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on April 13, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	10,101,619,930.43	98.463
Withheld	157,758,921.92	1.537
TOTAL	10,259,378,852.35	100.000
John Engler
Affirmative	10,090,282,853.06	98.352
Withheld	169,095,999.29	1.648
TOTAL	10,259,378,852.35	100.000
Albert R. Gamper, Jr.
Affirmative	10,089,041,467.11	98.340
Withheld	170,337,385.24	1.660
TOTAL	10,259,378,852.35	100.000
Robert F. Gartland
Affirmative	10,099,626,114.68	98.443
Withheld	159,752,737.67	1.557
TOTAL	10,259,378,852.35	100.000
Abigail P. Johnson
Affirmative	10,086,662,725.59	98.317
Withheld	172,716,126.76	1.683
TOTAL	10,259,378,852.35	100.000
Arthur E. Johnson
Affirmative	10,096,352,195.08	98.411
Withheld	163,026,657.27	1.589
TOTAL	10,259,378,852.35	100.000
Michael E. Kenneally
Affirmative	10,099,945,094.73	98.446
Withheld	159,433,757.62	1.554
TOTAL	10,259,378,852.35	100.000
James H. Keyes
Affirmative	10,089,844,753.01	98.348
Withheld	169,534,099.34	1.652
TOTAL	10,259,378,852.35	100.000
Marie L. Knowles
Affirmative	10,088,735,154.35	98.337
Withheld	170,643,698.00	1.663
TOTAL	10,259,378,852.35	100.000
Geoffrey A. von Kuhn
Affirmative	10,091,118,196.46	98.360
Withheld	168,260,655.89	1.640
TOTAL	10,259,378,852.35	100.000
Proposal 1 reflects trust wide proposal and voting results.

HIMI-SANN-0616
1.703468.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 23, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 23, 2016